As filed with the Securities and Exchange Commission on April 30, 2003
                                                     1933 Act File No. 002-98409
                                                     1940 Act File No. 811-04325

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                            Pre-Effective Amendment No. ___            [ ]
                            Post-Effective Amendment No. 32            [X]

                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 32                        [X]

                        FIRST INVESTORS LIFE SERIES FUND
               (Exact name of Registrant as specified in charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, Including Area Code): (212) 858-8000

                              Ms. Concetta Durso
                         Vice President and Secretary
                       First Investors Life Series Fund
                                95 Wall Street
                           New York, New York 10005
                   (Name and Address of Agent for Service)

                                   Copy to:
                             Robert J. Zutz, Esq.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, NW
                            Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
      [   ]  immediately upon filing pursuant to paragraph (b)
      [ X ]  on May 1, 2003  pursuant to paragraph (b)
      [   ]  60 days after filing pursuant to paragraph (a)(1)
      [   ]  on (date) pursuant to paragraph (a)(1)
      [   ]  75 days after filing pursuant to paragraph (a)(2)
      [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [   ]  This  post-effective  amendment  designates a new  effective date for a previously filed post-effective amendment.

                        FIRST INVESTORS LIFE SERIES FUND

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

      Cover Sheet

      Contents of Registration Statement

      Prospectus for First Investors Life Series Fund

      Statement of Additional Information for First Investors
      Life Series Fund

      Part C - Other Information

      Signature Page

--------------------------------------------------------------------------------
LIFE SERIES FUND
--------------------------------------------------------------------------------

        BLUE CHIP
        CASH MANAGEMENT
        DISCOVERY
        FOCUSED EQUITY
        GOVERNMENT
        GROWTH
        HIGH YIELD
        INTERNATIONAL SECURITIES
        INVESTMENT GRADE
        TARGET MATURITY 2007
        TARGET MATURITY 2010
        TARGET MATURITY 2015
        VALUE


        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2003

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION................................................... 1

FEE TABLE...................................................... 2

FUND DESCRIPTIONS

Blue Chip Fund................................................. 4
Cash Management Fund........................................... 9
Discovery Fund.................................................14
Focused Equity Fund............................................19
Government Fund................................................24
Growth Fund....................................................29
High Yield Fund................................................34
International Securities Fund..................................39
Investment Grade Fund..........................................44
Target Maturity 2007 Fund......................................49
Target Maturity 2010 Fund......................................53
Target Maturity 2015 Fund......................................57
Value  Fund....................................................61

FUND MANAGEMENT ...............................................66

BUYING AND SELLING SHARES .....................................68

How and when do the Funds price their shares?..................68
How do I buy and sell shares?..................................68
Can I exchange my shares for shares of other First Investors
  Funds?.......................................................69

ACCOUNT POLICIES...............................................70

What about dividends and capital gain distributions?...........70
What about taxes?..............................................70
Mixed and Shared Funding.......................................70

FINANCIAL HIGHLIGHTS ..........................................71

Blue Chip Fund
Cash Management Fund
Discovery Fund
Focused Equity Fund
Government Fund
Growth Fund
High Yield Fund

International Securities Fund
Investment Grade Fund
Target Maturity 2007 Fund
Target Maturity 2010 Fund
Target Maturity 2015 Fund
Value Fund

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes the First Investors Funds that are used solely as the underlying investment options for variable annuity contracts or variable life insurance policies offered by First Investors Life Insurance Company ("FIL"). This means that you cannot purchase shares of the Funds directly, but only through such a contract or policy offered by FIL. Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its principal strategies and principal risks and how it has performed. Each Fund description also contains a "Fund in Detail" section with more information on the strategies and risks of the Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following table shows the fees and expenses for each Fund of the Life Series Fund for the year ended December 31, 2002. The total fund operating expenses column shows the expenses before any applicable contractual expense assumption or fee waiver arrangement. The net expenses column shows the expenses after any applicable contractual fee waiver or expense reimbursement. You cannot invest directly in the Funds. Investments in the Funds can only be made through a variable annuity contract or life insurance policy issued by FIL. The table below does not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy, which are set forth in the applicable prospectus for such products.

--------------------------------------------------------------------------------
                                                            Fee
                                              Total       Waivers
                        Management  Other     Fund         and/or        Net
                          Fees     Expenses  Operating     Expense    Expenses
                          (1)        (2)     Expenses     Assumption     (3)
                                               (3)         (1),(2)
--------------------------------------------------------------------------------
Blue Chip Fund            .75%      .06%       .81%         N/A        .81%
--------------------------------------------------------------------------------
Cash Management Fund      .75%      .23%       .98%        .28%        .70%
--------------------------------------------------------------------------------
Discovery Fund            .75%      .08%      .83%          N/A        .83%
--------------------------------------------------------------------------------
Focused Equity Fund       .75%      .29%     1.04%          N/A       1.04%
--------------------------------------------------------------------------------
Government Fund           .75%      .18%      .93%         .15         .78%
--------------------------------------------------------------------------------
Growth Fund               .75%      .07%      .82%         N/A        .82%
--------------------------------------------------------------------------------
High Yield Fund           .75%      .11%      .86%         N/A        .86%
--------------------------------------------------------------------------------
International             .75%      .34%     1.09%         N/A       1.09%
Securities Fund
--------------------------------------------------------------------------------
Investment Grade          .75%      .14%      .89%        .15%       .74%
Fund
--------------------------------------------------------------------------------
Target Maturity           .75%      .13%      .88%        .15%       .73%
2007 Fund
--------------------------------------------------------------------------------
Target Maturity           .75%      .18%      .93%        .15%       .78%
2010 Fund
--------------------------------------------------------------------------------
Target Maturity           .75%      .28%     1.03%        .15%       .88%
2015 Fund
--------------------------------------------------------------------------------
Value Fund                .75%      .22%      .97%        N/A        .97%
--------------------------------------------------------------------------------


(1) For the fiscal year ended December 31, 2002 the Adviser waived Management Fees in excess of 0.60% for the following Funds: Cash Management Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, and Target Maturity 2015 Fund. The Adviser has contractually agreed with The Fund's Board of Directors/Trustees ("Board") to waive Management Fees for the fiscal year ending December 31, 2003 in excess of 0.60% for the following Funds: Cash Management Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, and Target Maturity 2015 Fund.

(2) For the fiscal year ended December 31, 2002, the Adviser assumed certain Other Expenses in excess of: 0.10% for Cash Management. The Adviser has contractually agreed with the Board to assume Other Expenses for the fiscal year ending December 31, 2003 in excess of 0.10% for Cash Management Fund.

(3) Each Fund, other than International Securities Fund, has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Fund Operating Expenses or Net Expenses. Including the expense offsets, the annual net expenses would be 0.81% for the Blue Chip Fund; 0.70% for the Cash Management Fund; 0.83% for the Discovery Fund; 1.04% for the Focused Equity Fund; 0.77% for the Government Fund; 0.82% for the Growth Fund; 0.86% for the High Yield Fund; 0.73% for the Investment Grade Fund; 0.73% for the Target Maturity 2007 Fund; 0.77% for the Target Maturity 2010 Fund; 0.87% for the Target Maturity 2015 Fund; and 0.96% for the Value Fund.

Examples

The examples below show the expenses associated with investing in each Fund. It assumes that (1) an investment of $10,000 for the periods shown; (2) this investment has a 5% return each year; and (3) each Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. As previously indicated, you cannot invest directly in the Funds. Investments in the Funds can only be made through a variable annuity contract or life insurance policy issued by FIL. The examples below do not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy, which are set forth in the applicable prospectus for such products.

Although the actual costs may be higher or lower, under the assumptions of the examples the costs would be:

--------------------------------------------------------------------------------
                               ONE YEAR    THREE YEARS   FIVE YEARS   TEN YEARS

--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
BLUE CHIP FUND                     $83         $259         $450       $1,002
--------------------------------------------------------------------------------
CASH MANAGEMENT FUND               $72         $284         $514       $1,176
--------------------------------------------------------------------------------
DISCOVERY FUND                     $85         $265         $460       $1,025
--------------------------------------------------------------------------------
FOCUSED EQUITY FUND               $106         $331         $574       $1,271
-------------------------------------------------------------------------------
GOVERNMENT FUND                    $80         $281         $500       $1,129
--------------------------------------------------------------------------------
GROWTH FUND                        $84         $262         $455       $1,014
--------------------------------------------------------------------------------
HIGH YIELD FUND                    $88         $274         $477       $1,061
--------------------------------------------------------------------------------
INTERNATIONAL SECURITIES          $111         $347         $601       $1,329
FUND
--------------------------------------------------------------------------------
INVESTMENT GROWTH FUND             $76         $269         $478      $1,082
--------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND          $75         $266         $473      $1.071
--------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND          $80         $281         $500      $1,129
--------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND          $90         $313         $554      $1,246
--------------------------------------------------------------------------------
VALUE FUND                         $99         $309         $536      $1,190
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS

--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
BLUE CHIP FUND                     $83         $259         $450      $1,002
--------------------------------------------------------------------------------
CASH MANAGEMENT FUND               $72         $284         $514      $1,176
--------------------------------------------------------------------------------
DISCOVERY FUND                     $85         $265         $460      $1,025
--------------------------------------------------------------------------------
FOCUSED EQUITY FUND               $106         $331         $574      $1,271
--------------------------------------------------------------------------------
GOVERNMENT FUND                    $80         $281         $500      $1,129
--------------------------------------------------------------------------------
GROWTH FUND                        $84         $262         $455      $1,014
--------------------------------------------------------------------------------
HIGH YIELD FUND                    $88         $274         $477      $1,061
--------------------------------------------------------------------------------
INTERNATIONAL SECURITIES          $111         $347         $601      $1,329
FUND
--------------------------------------------------------------------------------
INVESTMENT GROWTH FUND             $76         $269         $478      $1,082
--------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND          $75         $266         $473      $1.071
--------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND          $80         $281         $500      $1,129
--------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND          $90         $313         $554      $1,246
--------------------------------------------------------------------------------
VALUE FUND                         $99         $309         $536      $1,190
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BLUE CHIP FUND

--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:

The Fund primarily invests in the common stocks of large, well-established companies that have market capitalizations of greater than $5 billion. The Fund uses fundamental research to select stocks of companies that it believes have the most attractive growth potential within their respective sectors and industries. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment. This is known as market risk. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Because the Fund may emphasize certain industry sectors, the Fund's performance may be adversely affected if those sectors perform poorly.

Investments in foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE BLUE CHIP FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                                 BLUE CHIP FUND
                           (BAR CHART GRAPHIC OMITTED)

1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
----    ----    ----    ----    ----    ----    ----    ----     ----     ----
8.51%  -1.45%  34.00%  21.52%  26.72%  18.66%  25.32%  -5.75%  -19.27%  -25.80%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 20.03 % (FOR THE QUARTER ENDED DECEMBER 31, 1988), AND THE LOWEST QUARTERLY RETURN WAS -18.43% (FOR THE QUARTER ENDED SEPTEMBER 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

-------------------------------------------------------------------------------
                                              1 YEAR    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
BLUE CHIP FUND                               (25.80)%   (3.44)%      6.36%
-------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for     (22.10)%   (0.62)%      9.32%
fees, expenses or taxes)
-------------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE BLUE CHIP FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than $5 billion. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses fundamental research to select stocks of companies which it believes have the most attractive growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company's balance sheet, its record of earnings growth and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Blue Chip Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Moreover, Blue Chip stocks include stocks of technology companies which may fluctuate substantially in price.

While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund's performance could be adversely affected if these industry sectors perform worse than expected.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests in high-quality money market instruments that the Fund determines present minimal credit risk. These instruments include prime commercial paper, short-term corporate obligations, short-term U.S. government agency obligations, and Treasury bills and notes. The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These regulatory requirements include stringent credit quality standards on investments, limits on the maturity of individual investments and the dollar weighted average maturity of the entire portfolio, and diversification requirements.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk. The following are the risks of investing in the Fund:

|X| The Fund's NAV could decline (below $1.00 per share) if there is a default by an issuer of one of the Fund's investments or a credit downgrade of one of the Fund's investments.

|X| The Fund's NAV could decline (below $1.00 per share) if there is a major change in interest rates.

|X| The Fund's yield will decline as interest rates decline.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

HOW HAS THE CASH MANAGEMENT FUND PERFORMED?


The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              CASH MANAGEMENT FUND
                           (BAR CHART GRAPHIC OMITTED)


1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
----    ----    ----    ----    ----    ----    ----    ----     ----     ----
2.70%   3.77%   5.51%   5.00%   5.08%   5.02%   4.67%   5.92%    3.77%    1.22%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 1.52% (FOR THE QUARTER ENDED SEPTEMBER 30, 2000), AND THE LOWEST QUARTERLY RETURN WAS 0.25% (FOR THE QUARTER ENDED DECEMBER 31, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

---------------------------------------------------------------------------
                                 1 Year         5 Years         10 Years
---------------------------------------------------------------------------
Cash Management Fund             1.22%          4.13%            4.27%
---------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE CASH MANAGEMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund's Adviser to present minimal credit risk. The Fund's investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; short-term U.S. agency obligations; Treasury bills and notes, which are securities issued by the U.S. government; banker's acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable NAV of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments. For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less. The security must be rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized statistical rating organizations (or by one, if only one rating service has rated the security), or if unrated, be determined by the Fund's Adviser to be of quality equivalent to those in the two highest credit ratings categories. The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In buying and selling securities, the Fund will consider ratings assigned by ratings services as well as its own credit analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, the security's yield and relative value, and the outlook for interest rates and the economy. In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.

Information on the Fund's recent holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Although the Fund tries to maintain a $1.00 share price, it may not be able to do so. It is therefore possible to lose money by investing in the Fund. Here are the principal risks of investing in the Cash Management Fund:

Credit Risk:

The value of a money market instrument will decline if there is a default by the issuer of the instrument or there is a deterioration in the credit quality of the issuer or a provider of a credit support or a maturity-shortening structure for the instrument. This could cause the Fund's price to decline below $1.00 per share.

Interest Rate Risk:

The Fund's share price could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase. The price volatility of money market instruments also depends on their maturities and durations. Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

--------------------------------------------------------------------------------
DISCOVERY FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term growth of capital, without regard to dividend or interest income.

Principal Investment Strategies:

The Fund seeks to invest in companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation, or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential ("growth stocks"). Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market capitalizations, the Fund may invest in stocks of companies with mid or large capitalizations. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X| An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

|X| Small-cap stocks carry more market risk than large-cap stocks, because small-cap companies are often in the early stages of development, depend on a small number of products or services, lack substantial financial resources and lack predictable earnings. Small-cap stocks also tend to be less liquid and tend to experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial.

|X| Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

|X| Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE DISCOVERY FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                 DISCOVERY FUND
                           (BAR CHART GRAPHIC OMITTED)


1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
----    ----    ----    ----    ----    ----    ----    ----     ----     ----
22.20%  -2.53%  25.23%  12.48%  16.84%   3.05%  27.97%  -0.22%  -21.12%  -27.11%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 26.55% (FOR THE QUARTER ENDED DECEMBER 31, 1998), AND LOWEST QUARTERLY RETURN WAS -27.16% (FOR THE QUARTER ENDED MARCH 31, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                         1 Year          5 Years     10 Years
--------------------------------------------------------------------------------
Discovery Fund                         (27.11)%        (5.43)%        4.01%
--------------------------------------------------------------------------------
Russell 2000 Index (REFLECTS NO        (20.48)%         (1.24)%        6.71%
DEDUCTION FOR FEES, EXPENSES OR
TAXES)
--------------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE DISCOVERY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund seeks to invest in common stocks of companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential. Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market caps, the Fund may invest in stocks of companies with mid or large market caps.

The Fund defines small-cap stocks as those that are treated as small-cap by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2002, the Lipper small-cap ceiling was $1.9 billion. The market capitalizations of companies considered by the Fund to be small-cap will change with market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting stocks, the Fund relies on fundamental research. It screens potential investments to identify those that meet the Fund's definition of small-cap stocks and have attractive growth prospects due to some special situation. It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management. The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-cap stock, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Discovery Fund:

Market Risk:

Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap Risk:

The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks. Small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-cap companies are often in the early stages of their development and dependent on a small number of products or services. These companies are also likely to have limited financial resources, a small, inexperienced management group and an uncertain outlook.

Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies that are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund employs a two-fold investment approach:

|X| First, using a top-down approach, the Fund seeks to identify sectors and industries that will likely benefit over the short-term. As part of this process, the Fund considers not only current economic conditions, but also long-term demographic trends, technological changes and political and social developments in the U.S. and abroad.

|X| Second, using a bottom-up approach, the Fund relies on fundamental research to identify the most attractive companies within the sectors and industries that have been identified through the top-down analysis. The Fund focuses on large-capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. These companies will likely be in industries that are experiencing cyclical or secular growth.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X| The value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

|X| Because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

|X| Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?

The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                               FOCUSED EQUITY FUND
                           (BAR CHART GRAPHIC OMITTED)


                             2000     2001     2002
                             ----     ----     ----
                           -10.93%   -4.90%  -28.09%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 16.40% (FOR THE QUARTER ENDED DECEMBER 31, 2001) AND THE LOWEST QUARTERLY RETURN WAS -19.52% (FOR THE QUARTER ENDED JUNE 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                                    Inception

                                          1 Year                   (11/08/99)
--------------------------------------------------------------------------------
Focused Equity Fund                      (28.90)%                   (13.90)%
--------------------------------------------------------------------------------
S&P 500 Index (reflects no               (22.10)%                   (12.11%)*
deduction for fees, expenses
or taxes)
--------------------------------------------------------------------------------

*THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 11/08/99 TO 12/31/02.

THE FUND IN DETAIL

WHAT ARE THE FOCUSED EQUITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks capital appreciation.

Principal Investment Strategies:

The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. The Fund is a non-diversified investment company. The Fund may concentrate up to 60% of its portfolio in its top ten holdings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.

The Fund has a two-tiered strategy in selecting these investments.

|X| First, using a "top-down" approach, the Fund analyzes the general economic and investment environment. As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit over the next three to nine months from the current economic environment.

|X| Second, using a "bottom-up" approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.

The Fund continually monitors every company in its portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Focused Equity Fund:

Market Risk:

Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:

The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GOVERNMENT FUND

--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

The Fund primarily invests in obligations that are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("government securities"). The majority of the Fund's investments consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association ("GNMA"). Mortgage-backed securities guaranteed by the GNMA are commonly known as Ginnie Maes. The Fund's primary strategies revolve around managing interest rate risk, prepayment risk and extension risk. The Fund attempts to manage these risks by adjusting the duration of its portfolio and the average coupon rate of its mortgage-backed holdings.

Principal Risks:

There are three principal risks of investing in the Fund: interest rate risk, prepayment risk, and extension risk.

|X| When interest rates rise, Ginnie Maes and other government securities tend to decline in price, and when interest rates fall, they tend to increase in price. This is interest rate risk.

|X| When interest rates fall, homeowners tend to refinance their mortgages. When this occurs, mortgages that underlie mortgage-backed securities suffer a higher rate of prepayment. As a result, investors not only lose the benefit of the higher yielding underlying mortgages that are being prepaid, but they must reinvest the proceeds at lower interest rates. This is prepayment risk.

|X| Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE GOVERNMENT FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                 GOVERNMENT FUND
                           (BAR CHART GRAPHIC OMITTED)


 1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
 ----    ----    ----    ----    ----    ----    ----    ----     ----     ----
 6.35%  -4.10%  15.63%   3.59%   8.61%   7.54%   1.05%  10.54%    8.98%    7.79%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 5.50% (FOR THE QUARTER ENDED JUNE 30, 1995), AND THE LOWEST QUARTERLY RETURN WAS -3.21% (FOR THE QUARTER ENDED MARCH 31, 1994).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                   1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Government Fund                     7.79%          7.13%           6.48%
--------------------------------------------------------------------------------
Salomon Brothers Mortgage           8.86%          5.58%           6.41%
Index (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)

--------------------------------------------------------------------------------
Salomon Brothers                   11.56%          7.77%           7.59%
Treasury/Government
Sponsored Index (REFLECTS
NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)

--------------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE GOVERNMENT FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

Under normal circumstances, the Government Fund will invest at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund will notify shareholders at least 60 days before making any change to this 80% policy.

The Fund's primary investments consist of mortgage-backed securities that are guaranteed by the GNMA. These securities are commonly known as Ginnie Maes. They represent interests in pools of mortgages. The principal and interest from the underlying mortgages are passed through to investors in the pools. The GNMA guarantees the timely payment of principal and interest to the investors in the pools. The GNMA will only guarantee pools of mortgages that are insured by the Federal Housing Administration, Veterans Administration, or Farmers Home Administration. The Fund also invests in U.S. Treasury securities and mortgage-backed securities that are guaranteed by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

The Fund's investment strategy revolves around managing interest rate risk, prepayment risk and extension risk. Interest rate risk is managed by adjusting the duration of the securities owned by the Fund. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Fund will generally manage duration by buying or selling U.S. government securities or adjusting the weighted average coupon of its mortgage-backed securities. For example, if the Fund believes that interest rates are likely to rise, it may attempt to reduce its duration by selling U.S. government securities. Prepayment risk and extension risk are managed by adjusting the composition of the Fund's holdings of mortgage-backed securities. For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying mortgage-backed securities with lower coupons. Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing mortgage-backed securities with higher coupons.

The Fund uses a "top-down" approach in making investment decisions based on interest rates and economic and market conditions. In selecting mortgage-backed investments, the Fund considers coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Government Fund:

Interest Rate Risk:

Because the Fund invests primarily in Ginnie Maes and other government securities, it is subject to interest rate risk. In general, the market prices of these securities rise when interest rates decline and fall when interest rates rise. Short-term interest rates and long-term interest rates do not necessarily move in the same direction or in the same amounts. Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities.

Prepayment Risk:

Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline homeowners tend to refinance their mortgages. When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment. As a result, investors in the pools not only lose the benefit of the higher yielding underlying mortgages that are being prepaid but they must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price.

Extension Risk:

Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

--------------------------------------------------------------------------------
GROWTH FUND

--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the Fund will remain fully invested in equity securities, with most of its holdings in U.S. common stocks. The Fund seeks to invest in seasoned companies with proven track records and above-average earnings growth. The Fund invests predominantly in larger companies, but will also attempt to enhance its return by investing in mid-sized and smaller companies that the Fund believes have attractive growth potential.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X| First, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment.

|X| Second, mid-cap stocks tend to experience sharper price fluctuations than stocks of large-cap companies. To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is even greater.

|X| Third, growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

|X| Fourth, stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Fluctuations in the prices of the stocks held by the Fund at times can be substantial.

Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE GROWTH FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                   GROWTH FUND
                           (BAR CHART GRAPHIC OMITTED)


 1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
 ----    ----    ----    ----    ----    ----    ----    ----     ----     ----
 6.00%  -2.87%  25.12%  24.45%  29.28%  27.35%  26.47%   0.03%  -13.36%  -22.24%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 23.98% (FOR THE QUARTER ENDED DECEMBER 31, 1998), AND THE LOWEST QUARTERLY RETURN WAS -17.18% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Growth Fund                       (22.24)%          1.65%              8.44%
--------------------------------------------------------------------------------
S&P 500 Index (REFLECTS NO        (22.10)%         (0.62)%             9.32%
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
--------------------------------------------------------------------------------
Russell 3000                      (21.54)%         (0.71)%             8.94%
INDEX*(REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
--------------------------------------------------------------------------------

* THE RUSSELL 3000 INDEX IS MORE REFLECTIVE OF THE FUND'S INVESTMENT APPROACH SINCE IT INVESTS IN SECURITIES OF LARGE, MID AND SMALL CAP COMPANIES.

THE FUND IN DETAIL

WHAT ARE THE GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the Fund will remain fully invested in equity securities, with most of its holdings in U.S. common stocks. The Fund favors stocks of seasoned companies with proven records and above-average earnings growth, and stocks of companies with outstanding growth records and potential. The Fund invests predominantly in larger companies, but also invests in mid-sized and smaller companies that the investment subadviser believes have attractive growth potential. A team of portfolio managers oversees security selection, each specializing in different sized companies: small, mid and large-cap. The Fund will typically invest in most major sectors of the economy and therefore the Fund's investments will be widely diversified by company and industry.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies. The Fund's investments in securities of foreign companies are generally limited to those which are denominated in U.S. dollars and listed and traded on a U.S. securities exchange or the Nasdaq Stock Market, either directly or through depository receipts.

The Fund uses fundamental research and analysis to identify prospective investments. The Fund looks to identify industry leaders and those companies which are leaders in industry niches. Research is focused on companies with a proven record of sales and earnings growth, profitability, and cash flow generation. Security selection is based on any one or more of the following characteristics: (1) accelerating earnings growth and the possibility of positive earnings surprises; (2) strong possibility of price to earnings multiple expansion (or increases in other similar valuation measures); (3) hidden or unappreciated value; or (4) improving company and/or industry outlook.

Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if (1) its downside risk equals or exceeds its upside potential; (2) it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; (3) it experiences excessive valuations; or (4) there is a deteriorating company and/or industry outlook. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Growth Fund:

Market Risk:

Because the Fund invests in stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market caps. At times, it may be difficult for the Fund to sell small-to mid-cap stocks at reasonable prices.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
HIGH YIELD FUND

--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund primarily seeks high current income and secondarily seeks capital appreciation.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as "high yield" or "junk" bonds). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions.

Principal Risks:

There are five principal risks of investing in the Fund.

|X| First, the value of the Fund's shares could decline as a result of a deterioration of the financial condition of one or more issuers of bonds owned by the Fund or as a result of a default by one or more issuers. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings.

|X| Second, the value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk or other factors.

|X| Third, while high yield bonds are generally less interest rate sensitive than higher quality bonds, their values generally will decline when interest rates rise.

|X| Fourth, high yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell.

|X| Fifth, high yield bonds issued by foreign companies are subject to additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE HIGH YIELD FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                 HIGH YIELD FUND
                           (BAR CHART GRAPHIC OMITTED)


 1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
 ----    ----    ----    ----    ----    ----    ----    ----     ----     ----
18.16%  -1.56%  19.82%  12.56%  12.47%   3.15%   4.95%  -6.36%   -3.47%    2.25%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.80% (FOR THE QUARTER ENDED MARCH 31, 1993), AND THE LOWEST QUARTERLY RETURN WAS -5.78% (FOR THE QUARTER ENDED SEPTEMBER 30, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                      1 Year            5 Years       10 Years
--------------------------------------------------------------------------------
High Yield Fund                        2.25%             0.01%           5.85%
--------------------------------------------------------------------------------
Credit Suisse First Boston             3.03%             1.10%           6.34%
High Yield Index  (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES
OR TAXES)
--------------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE HIGH YIELD FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund primarily seeks high current income and secondarily seeks capital appreciation.

Principal Investment Strategies:

The Fund primarily invests in a high yield, below investment grade corporate bonds commonly known as "high yield" or "junk" bonds. High yield bonds include both bonds that are rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Fund's adviser to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the overall economic outlook, the issuer's competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the High Yield Fund.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies which are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions it must allocate assets to at least three countries, including the United States. The Fund primarily invests in large or medium capitalization stocks which are traded in larger and more established markets throughout the world. The Fund also invests opportunistically in smaller capitalization stocks and stocks which are traded in smaller, less-developed or emerging markets.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.

|X| All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment as well as company-specific developments.

|X| The risks of investing in securities issued by foreign companies, particularly those which are traded in foreign securities markets, are accentuated. Foreign securities can decline in value because of declines in the values of local currencies, irrespective of how well the companies issuing the securities are doing; foreign securities markets are generally less regulated and less liquid than comparable U.S. markets; there may be less financial information available on foreign companies than on comparable U.S. companies; and there may be political or economic instability in some countries in which the Fund may invest.

|X| Fluctuations in the prices of foreign stocks can be especially sudden and substantial, particularly in the case of stocks that are traded in less-developed or emerging markets.

|X| Stocks with smaller market capitalizations tend to experience sharper price fluctuations.

Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE INTERNATIONAL SECURITIES FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                          INTERNATIONAL SECURITIES FUND
                           (BAR CHART GRAPHIC OMITTED)


 1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
 ----    ----    ----    ----    ----    ----    ----    ----     ----     ----
22.17%  -1.29%  18.70%  15.23%   9.09%  18.18%  31.46% -11.67%  -14.79%  -18.43%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 19.51% (FOR THE QUARTER ENDED DECEMBER 31, 1999), AND THE LOWEST QUARTERLY RETURN WAS -19.85% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                       1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
International Securities Fund          (18.43)%       (0.94)%          5.55%
--------------------------------------------------------------------------------
Morgan Stanley All Country World       (18.98)%       (1.92)%          6.35%
Free Index (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES OR
TAXES)
--------------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE INTERNATIONAL SECURITIES FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies which are located throughout the world. Under normal market conditions, the Fund attempts to maintain broad country diversification. The Fund has a fundamental policy (which may only be changed by shareholder vote) to invest no more than 35% of its total assets in securities of U.S. companies, obligations of the U.S. government, its agencies and instrumentalities, and cash or cash equivalents denominated in U.S. dollars.

The Fund primarily invests in stocks of companies which are considered large to medium in size (measured by market capitalization). The Fund may also invest in smaller companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets. The Fund primarily invests in securities which trade in larger or more established markets, but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: accelerating earnings growth or the possibility of positive earnings surprises; strong possibility of price to earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; or improving local market and/or industry outlook.

Once the purchase candidates for the Fund are identified, the portfolio construction process begins. In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including (1) regional and country allocation, (2) industry and sector allocation, (3) company size, and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries. The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if, in the portfolio manager's opinion, its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the International Securities Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While the Fund's strategy of being globally diversified may help to reduce the volatility or variability of the Fund's returns relative to another fund which invests in fewer stocks or whose investments are focused in fewer countries or industry sectors, this strategy may not prevent a loss to the Fund if stock markets worldwide were to decline at the same time.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened issues when investing in non-U.S. markets, especially in smaller, less developed or emerging markets. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies, by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians, and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations, the potential for restrictions on the flow of international capital and the transition to the euro for European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk is particularly acute in the case of foreign securities which are traded in smaller, less-developed or emerging markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-to mid-cap stocks is greater than that associated with larger-cap stocks because small-to mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-to mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable, and their share prices more volatile. These companies are also more likely to have limited markets or financial resources, or to depend on a small, inexperienced management group.

--------------------------------------------------------------------------------
INVESTMENT GRADE FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade corporate bonds ("investment grade bonds"). Investment grade bonds offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may also invest to a limited extent in bonds rated below investment grade (commonly called "high yield" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies, but may include bonds of foreign companies. The Fund selects bonds primarily on the basis of its own research and investment analysis. The Fund also takes economic and interest rate outlooks into consideration when selecting investments.

Principal Risks:

There are two principal risks of investing in the Fund: credit risk and interest rate risk. The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole. The Fund's share price will also decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline and decline in price when interest rates rise. High yield bonds are subject to greater credit risk but slightly less interest rate risk than investment grade bonds. High yield bonds are also subject to greater market fluctuation. Bonds issued by foreign companies are subject to special risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE INVESTMENT GRADE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                              INVESTMENT GRADE FUND
                           (BAR CHART GRAPHIC OMITTED)


 1993    1994    1995    1996    1997    1998    1999    2000     2001     2002
 ----    ----    ----    ----    ----    ----    ----    ----     ----     ----
10.93%  -3.53%  19.69%   2.84%   9.81%   9.15%  -2.53%   9.51%    7.86%    7.86%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 6.50% (FOR THE QUARTER ENDED JUNE 30, 1995), AND THE LOWEST QUARTERLY RETURN WAS -3.57% (FOR THE QUARTER ENDED MARCH 31, 1994).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------

                                            1 Year        5 Years      10 Years

--------------------------------------------------------------------------------
Investment Grade Fund                       7.86%        6.27%          6.95%
--------------------------------------------------------------------------------
Lehman Brothers Credit Index               10.52%        7.20%          7.82%
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)
--------------------------------------------------------------------------------

THE FUND IN DETAIL

WHAT ARE THE INVESTMENT GRADE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt instruments, including bonds. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines investment grade debt instruments as those that are rated within the four highest ratings categories by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or that are unrated but determined by the Fund's Adviser to be of quality equivalent to those within the four highest ratings of Moody's or S&P.

Investment grade bonds generally offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default. While the Fund primarily invests in investment grade bonds, it may invest up to 10% of its total assets in bonds rated below investment grade (commonly called "high yield" or "junk" bonds). The Fund's investments will generally be in bonds of U.S. companies but may include bonds of foreign companies.

Although the Fund may diversify among the four investment grade ratings, it may emphasize bonds with higher ratings at times when the economy appears to be weakening and bonds with lower ratings when the economy appears to be improving. The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities. The Fund also attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. The Fund may buy or sell Treasury securities instead of investment grade corporate bonds to adjust the Fund's average weighted maturity.

Although the Fund will consider ratings assigned by ratings services in selecting investments, it relies principally on its own research and investment analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels and management strength. The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Investment Grade Fund:

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

Liquidity Risk:

High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

Principal Investment Strategies:

The Fund primarily invests in non-callable zero coupon bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities, that mature on or around the maturity date of the Fund. The Fund will mature and terminate at the end of the year 2007. The Fund generally follows a buy and hold strategy, but may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Principal Risks:

If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds that pay interest periodically.

Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE TARGET MATURITY 2007 FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              TARGET MATURITY 2007
                           (BAR CHART GRAPHIC OMITTED)

      1996       1997       1998       1999      2000      2001       2002
      ----       ----       ----       ----      ----      ----       ----
     -2.16%     13.38%     14.97%     -9.39%    16.44%     7.76%     15.09%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 9.99% (FOR THE QUARTER ENDED SEPTEMBER 30, 1998) AND THE LOWEST QUARTERLY RETURN WAS -7.84% (FOR THE QUARTER ENDED MARCH 31, 1996).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to a variable annuity subaccount at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                                   Inception
                                      1 Year           5 Years     (4/26/95)
--------------------------------------------------------------------------------
Target Maturity 2007 Fund             15.09%            8.51%         9.76%
--------------------------------------------------------------------------------
Salomon Brothers                      11.56%            7.77%         8.20%*
Treasury/Government Sponsored
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------

*THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 4/30/95 TO 12/31/02.

THE FUND IN DETAIL

WHAT ARE THE TARGET MATURITY 2007 FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in zero coupon securities. The vast majority of the Fund's investments consists of non-callable, zero coupon bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities that mature on or around the maturity date of the Fund (December 31, 2007). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.

The Fund seeks zero coupon bonds that will mature on or about the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short-term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity. On the Fund's maturity date, the Fund's assets will be converted to cash and distributed, or reinvested in another Fund of Life Series Fund, at your choice.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Target Maturity 2007 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

--------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

Principal Investment Strategies:

The Fund primarily invests in non-callable zero coupon bonds that mature on or around the maturity date of the Fund and are issued or guaranteed by the U.S. government, its agencies and instrumentalities. The Fund will mature and terminate at the end of the year 2010. The Fund generally follows a buy and hold strategy, but may sell an investment when the Fund identifies an opportunity to increase its yield or to meet redemptions.

Principal Risks:

If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds that pay interest periodically.

Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE TARGET MATURITY 2010 FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract through which you invest. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              TARGET MATURITY 2010
                           (BAR CHART GRAPHIC OMITTED)


       1997        1998        1999         2000       2001        2002
       ----        ----        ----         ----       ----        ----
      15.86%      14.36%      -11.73%      21.06%      5.15%      18.88%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 12.19% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -5.02% (FOR THE QUARTER ENDED MARCH 31, 1999).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to a variable annuity subaccount at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                                                       Inception
                                        1 Year           5 Years       (4/30/96)
--------------------------------------------------------------------------------
Target Maturity 2010 Fund               18.88%            8.84%         10.74%
--------------------------------------------------------------------------------
Salomon Brothers                        11.56%            7.77%          8.17%*
Treasury/Government Sponsored
Index (reflects no deduction
for fees, expenses or taxes)
--------------------------------------------------------------------------------

*THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 4/30/96 TO 12/31/02

THE FUND IN DETAIL

WHAT ARE THE TARGET MATURITY 2010 FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in zero coupon securities. The vast majority of the Fund's investments consists of non-callable, zero coupon bonds issued or guaranteed by the U.S. Government, its agencies or instrumentalities that mature on or around the maturity date of the Fund (December 31, 2010). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.

The Fund seeks zero coupon bonds that will mature on or about the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity. On the Fund's maturity date, the Fund's assets will be converted to cash and distributed, or reinvested in another Fund of Life Series Fund, at your choice.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Target Maturity 2010 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

--------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Principal Investment Strategies:

The Fund primarily invests in non-callable zero coupon bonds that mature on or around the maturity date of the Fund and are issued or guaranteed by the U.S. government, its agencies and instrumentalities. The Fund will mature and terminate at the end of the year 2015. The Fund generally follows a buy and hold strategy, but may sell an investment when the Fund identifies an opportunity to increase its yield or to meet redemptions.

Principal Risks:

If an investment in the Fund is sold prior to the Fund's maturity, there is substantial interest rate risk. Like other bonds, zero coupon bonds are sensitive to changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. Zero coupon bonds are more interest rate sensitive than other bonds because zero coupon bonds pay no interest to their holders until their maturities. This means that the market prices of zero coupon bonds will fluctuate far more than those of bonds that pay interest periodically.

Accordingly, the value of an investment in the Fund will go up and down, which means that you could lose money if you liquidate your investment in the Fund prior to the Fund's maturity.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE TARGET MATURITY 2015 FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract through which you invest. If they were included, the returns would be less than that shown.

--------------------------------------------------------------------------------
                              TARGET MATURITY 2015
                          (BAR CHART GRAPHIC OMITTED)

                2000                 2001                   2002
                ----                 ----                   ----
               25.01%                0.85%                 23.36%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 15.59% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002), AND THE LOWEST QUARTERLY RETURN WAS -4.85% (FOR THE QUARTER ENDED DECEMBER 31, 2001).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to a variable annuity subaccount at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                             1 Year               Inception
                                                                 (11/08/99)
--------------------------------------------------------------------------------
Target Maturity 2015 Fund                     23.36%               13.24%
--------------------------------------------------------------------------------
Salomon Brothers                              11.56%                9.85%*
Treasury/Government Sponsored Index
(reflects no deductions for fees,
expenses, or taxes)
--------------------------------------------------------------------------------

*THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 10/31/99 TO 12/31/02.

THE FUND IN DETAIL

WHAT ARE THE TARGET MATURITY 2015 FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Principal Investment Strategies:

The Fund invests at least 65% of its total assets in zero coupon securities. The vast majority of the Fund's investments consists of non-callable, zero coupon bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities that mature on or around the maturity date of the Fund (December 31, 2015). Zero coupon securities are debt obligations that do not entitle holders to any periodic payments of interest prior to maturity and therefore are issued and traded at discounts from their face values.

The Fund seeks zero coupon bonds that will mature on or about the Fund's maturity date. As the Fund's zero coupon bonds mature, the proceeds will be invested in short term U.S. government securities. The Fund generally follows a buy and hold strategy consistent with attempting to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity. On the Fund's maturity date, the Fund's assets will be converted to cash and distributed, or reinvested in another Fund of Life Series Fund, at your choice.

Although the Fund generally follows a buy and hold strategy, the Fund may sell an investment when the Fund identifies an opportunity to increase its yield or it needs cash to meet redemptions.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Target Maturity 2015 Fund:

Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates.

The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, will fluctuate far more in response to changes in interest rates than those of non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other funds that invest in securities that have similar maturities and yields but that make current distributions of interest.

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund's investment objective is to seek total return. This objective may be changed without shareholder approval.

Principal Investment Strategies:

The Fund invests primarily in dividend-paying stocks of companies that the Fund believes are undervalued. The Fund may also invest, to a lesser extent, in preferred stocks, convertible securities and fixed income securities.

In selecting stocks, the Fund first identifies companies that pay dividends. The Fund then looks for companies that meet one or more quantitative standards that indicate they may be undervalued, such as low price-to-earnings ratios or low price-to-cash flow ratios. The Fund also analyzes qualitative issues, such as whether the managements of the companies are pursuing reasonable strategies.

Although dividend-paying companies tend to be larger in size, the Fund generally will also invest a significant portion of its assets in small-cap and mid-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

|X| An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

|X| Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

|X| The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services that, if delayed, could cause the prices to drop.

|X| The prices of the Fund's investments in preferred stocks, convertible securities and fixed income securities will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise or the financial conditions of their issuers deteriorate.

|X| Investments in foreign companies carry additional risks including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW HAS THE VALUE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Prior to December 31, 2002, the Fund was named the Utilities Income Fund and it primarily focused its investments in the utilities industry. The Fund's performance likely would have been different had it been following current investment policies and investment strategies.

The bar chart shows changes in the performance of the Fund's shares over the past ten calendar years (or the life of the Fund, if less). The bar chart does not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                   VALUE FUND
                           (BAR CHART GRAPHIC OMITTED)


  1994    1995     1996    1997     1998     1999     2000      2001      2002
  ----    ----     ----    ----     ----     ----     ----      ----      ----
 -7.24%   30.26%   9.57%   25.07%   12.58%   17.41%   -0.59%   -20.29%   -21.60%


DURING THE PERIODS SHOWN, THE HIGHEST QUARTERLY RETURN WAS 16.28% (FOR THE QUARTER ENDED MARCH 31, 2000), AND THE LOWEST QUARTERLY RETURN WAS -16.45% (FOR THE QUARTER ENDED SEPTEMBER 30, 2002).
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's shares assuming reinvestment of dividends and distributions, if any. The Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The average annual total returns shown for the Fund's shares do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract or variable life insurance policy.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

--------------------------------------------------------------------------------
                                        1 Year           5 Years      Inception
                                                                     (11/15/93)
--------------------------------------------------------------------------------
Value Fund                              (21.60)%         (3.86)%       3.35%
--------------------------------------------------------------------------------
S&P 500 Index (reflects no              (22.10)%         (0.62)%      10.41%*
deduction for fees, expenses or
taxes)
--------------------------------------------------------------------------------
S&P Utilities Index (reflects no        (29.99)%         (4.04)%       3.50%*
deduction for fees, expenses or
taxes)**
--------------------------------------------------------------------------------

*THE AVERAGE ANNUAL TOTAL RETURNS SHOWN ARE FOR THE PERIOD 11/15/93 TO 12/31/02.

** PRIOR TO 12/31/02, THE FUND INVESTED PRIMARILY IN SECURITIES ISSUED BY COMPANIES IN THE UTILITIES INDUSTRY.

THE FUND IN DETAIL

WHAT ARE THE VALUE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund's investment objective is to seek total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential. The Fund may also invest, to a lesser degree, in preferred stock, convertible securities, and fixed income securities.

In selecting stocks, the Fund first screens companies for those that pay dividends. The Fund then analyzes companies that appear to be undervalued. Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price to earnings ratios, low price to cash flow ratios, low price to book value ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations may include analysis of the company's balance sheet, competition within a company's industry, barriers to entry and the potential for product substitution.

Although dividend-paying companies tend to be larger companies, the Fund will generally also invest a significant portion of its assets in mid-cap and small-cap companies. Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small- and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalization. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of December 31, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.2 billion. FIMCO supervises all aspects of each Fund's operations. For the fiscal year ended December 31, 2002, FIMCO received advisory fees net of waiver (if any), as follows: 0.75% of average daily net assets for Blue Chip Fund; 0.60% of average daily net assets for Cash Management Fund; 0.75% of average daily net assets for Discovery Fund; 0.75% of average daily net assets for Focused Equity Fund; 0.60% of average daily net assets for Government Fund; 0.75% of average daily net assets for Growth Fund; 0.75% of average daily net assets for High Yield Fund; 0.75% of average daily net assets for International Securities Fund; 0.60% of average daily net assets for Investment Grade Fund; 0.60% of average daily net assets for Target Maturity 2007 Fund; 0.60% of average daily net assets for Target Maturity 2010 Fund; 0.60% of average daily net assets for Target Maturity 2015 Fund; and 0.75% of average daily net assets for Value Fund. The gross advisory fees (fees before any applicable waivers) are set forth in the Separate Account prospectus which is attached to this prospectus.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Blue Chip Fund. Prior to October 2000, he was Co-Portfolio Manager of this Fund. Mr. Fitzpatrick also serves as Portfolio Manager for the Blue Chip Fund of First Investors Series Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since 1995.

Clark D. Wagner serves as Portfolio Manager of the Government Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, and Target Maturity 2015 Fund. Mr. Wagner is FIMCO's Director of Fixed Income. He was Chief Investment Officer of FIMCO from 1992-2001. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds. Mr. Wagner joined FIMCO in 1991 as a Portfolio Manager.

Allen Klee, who joined FIMCO in 2001, serves as the Portfolio Manager of the Discovery Fund. Mr. Klee is also the Portfolio Manager for the Special Situations Fund of First Investors Series Fund and Co-Portfolio Manager of the Mid-Cap Opportunity Fund of First Investors Series Fund II, Inc. Previously, Mr. Klee was employed by Guardian Life Insurance Company of America for approximately 8 years. During that time period, Mr. Klee held several positions including Co-Portfolio Manager of Equities (1999-2001), Equity and Convertible Analyst (1998-1999) and Fixed Income Credit Analyst (1993-1998).

Greg Miller and Richard T. Bourke serve as Co-Portfolio Managers of the High Yield Fund. Messrs. Miller and Bourke also serve as Co-Portfolio Managers of other First Investors Funds. Mr. Miller joined First Investors in 1991 as a securities analyst for the High Yield Department. Mr. Bourke joined First Investors in 1997 as an analyst.

George V. Ganter serves as Portfolio Manager of the Investment Grade Fund. Prior to January 2002, he was Co-Portfolio Manager of the Investment Grade Fund. Mr. Ganter serves as Portfolio Manager for the Investment Grade Fund of First Investors Series Fund. He joined FIMCO in 1985 as a Senior Investment Analyst.

Matthew S. Wright serves as Portfolio Manager of the Value Fund (formerly, the Utilities Income Fund). Mr. Wright is also the Portfolio Manager for the Value
Fund of First Investors Series Fund II, Inc. (formerly, the Utilities Income Fund of First Investors Series Fund II, Inc.). Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

Wellington Management Company, LLP ("WMC") serves as the investment subadviser of the Focused Equity Fund, the Growth Fund, and the International Securities Fund. WMC has discretionary trading authority over all of each Fund's assets, subject to continuing oversight and supervision by FIMCO and the Board of Trustees. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of December 31, 2002, WMC held investment management authority with respect to $303 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 165 registered investment companies or series of such companies, with net assets of approximately $167 billion.

The Focused Equity Fund is managed by Matthew W. Megargel, CFA and Senior Vice President. Mr. Megargel joined WMC in 1983 as an equity analyst and began managing portfolios in 1990. He is Co-Head of WMC's Core Equity Group.

The Growth Fund is managed by a group of equity portfolio managers, each specializing in small, mid or large-cap companies.

The International Securities Fund is managed by Trond Skramstad, Senior Vice President of WMC, Director of International Equities and Chairman of the Global Equity Strategy Group. Mr. Skramstad joined WMC in 1993.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and divides the balance, called net assets, by the number of shares outstanding.

For each Fund, other than the Cash Management Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.

HOW DO I BUY AND SELL SHARES?

Investments in each of the Funds may only be made through purchases of variable annuity contracts or variable life insurance policies offered by FIL. Purchase payments for variable annuity contracts, less applicable charges or expenses, are paid into specified unit investment trusts, Separate Account C or Separate Account D. Variable life insurance policy premiums, less certain expenses, are paid into a unit investment trust, Separate Account B. The Separate Accounts pool these proceeds to purchase shares of a Fund designated by purchasers of the variable annuity contracts or variable life insurance policies.

For information about how to buy or sell the variable annuity contracts and variable life insurance policies, see the Separate Account prospectus which is attached to this prospectus. It will describe not only the process for buying and selling contracts and policies but also the fees and charges involved. This prospectus is not valid unless a Separate Account prospectus is attached hereto.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

For information about how to exchange shares of a Fund for shares of other First Investors Funds, see the Separate Account prospectus which is attached to this prospectus.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

The Separate Accounts which own the shares of the Funds will receive all dividends and distributions. As described in the attached Separate Account prospectus, all dividends and distributions are then reinvested by the appropriate Separate Account in additional shares of the Fund.

Except for the Cash Management Fund, to the extent that they have net investment income, each Fund will declare and pay, on an annual basis, dividends from net investment income. To the extent that the Cash Management Fund has net investment income, the Fund will declare daily and pay monthly dividends from net investment income. Each Fund will declare and distribute any net realized capital gains, on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

WHAT ABOUT TAXES?

You will not be subject to taxes as the result of purchases or sales of Fund shares by the Separate Account, or Fund dividends, or distributions to the Separate Accounts. There are tax consequences associated with investing in the variable annuity contracts and variable life insurance policies. These are discussed on the attached Separate Account prospectus.

MIXED AND SHARED FUNDING

The Life Series Fund sells its shares not only to separate accounts that serve as the funding vehicles for variable annuity contracts but also to a separate account that serves as the funding vehicle for variable life insurance policies. The Fund does not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Life Series Fund. If such a conflict were to arise, a separate account may be forced to withdraw its participation in the Life Series Fund. It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax deferred status. These are risks that are common to many variable life insurance policies.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

--------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

YEAR ENDED      NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
DECEMBER 31     VALUE AT    INVESTMENT OPERATIONS                         FROM
                BEGINNING
                OF PERIOD   Net           Net Realized      Total from    Net         Net Realized   Total
                            Investment    and               Investment    Investment  Gains          Distributions
                            Income        Unrealized        Operations    Income
                                          Gain (Loss)
                                          on Investments

BLUE CHIP

    1998         $23.71       $.17            $4.05           $4.22         $.19          $1.49      $1.68
    1999          26.25        .12             6.38            6.50          .18            .43        .61
    2000          32.14        .08            (1.74)          (1.66)         .12           1.93       2.05
    2001          28.43        .08            (5.18)          (5.10)         .08           2.81       2.89
    2002          20.44        .11            (5.36)          (5.25)         .09             __        .09

CASH MANAGEMENT

    1998          $1.00       $.049           $__             $.049        $.049            $__       $.049
    1999           1.00        .046            __              .046         .046             __        .046
    2000           1.00        .058            __              .058         .058             __        .058
    2001           1.00        .037            __              .037         .037             __        .037
    2002           1.00        .012            __              .012         .012             __        .012
------------------------------------------------------------------------------------------------------------------

(a) ANNUALIZED.

*   COMMENCEMENT OF OPERATIONS.

**  BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

+ SOME OR ALL EXPENSES HAVE BEEN WAIVED OR ASSUMED BY THE INVESTMENT ADVISER FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2001.

++ THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE          PORTFOLIO
 ASSET        RETURN++     ASSETS     NET ASSETS+             NET ASSETS                TURNOVER
 VALUE AT     (%)          AT                                 BEFORE EXPENSES           RATE (%)
 END OF                    END OF     Expenses    Net         WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)         Investment
                           (IN                    Income (%)  Expenses     Net
                           MILLIONS)                          (%)          Investment
                                                                           Income (%)

BLUE CHIP

 $26.25       18.66          $205       .82         .79         N/A           N/A          91
  32.14       25.32           275       .81         .45         N/A           N/A          91
  28.43       (5.75)          272       .79         .26         N/A           N/A         146
  20.44      (19.27)          220       .81         .38         N/A           N/A         105
  15.10      (25.80)          148       .81         .58         N/A           N/A         138

CASH MANAGEMENT

  $1.00        5.02           $ 7       .70        4.89         .99          4.60         N/A
   1.00        4.67            10       .70        4.61         .91          4.40         N/A
   1.00        5.92             9       .70        5.76         .89          5.57         N/A
   1.00        3.77            12       .70        3.59         .86          3.43         N/A
   1.00        1.22            14       .70        1.20         .98           .92         N/A
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

YEAR ENDED      NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
DECEMBER 31     VALUE AT    INVESTMENT OPERATIONS                         FROM
                BEGINNING
                OF PERIOD   Net           Net Realized      Total from    Net         Net Realized   Total
                            Investment    and               Investment    Investment  Gains          Distributions
                            Income        Unrealized        Operations    Income
                                          Gain (Loss)
                                          on Investments

DISCOVERY

    1998         $27.77       $.09            $  .79           $  .88         $.08        $1.83        $1.91
    1999          26.74       (.06)             7.47             7.41          .09          .10          .19
    2000          33.96       (.02)              .57              .55           __         4.01         4.01
    2001          30.50       (.07)            (6.22)           (6.29)          __         2.78         2.78
    2002          21.43       (.08)            (5.73)           (5.81)          __           __           __

FOCUSED EQUITY

11/08/99* to
  12/31/99       $10.00      $(.01)           $  .26           $  .25          $__          $__          $__
    2000          10.25        .02             (1.14)           (1.12)          __           __           __
    2001           9.13        .02              (.47)            (.45)         .02           __          .02
    2002           8.66        .01             (2.44)           (2.43)         .02           __          .02
------------------------------------------------------------------------------------------------------------------

(a)  ANNUALIZED.

*    COMMENCEMENT OF OPERATIONS.

**   BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

+ SOME OR ALL EXPENSES HAVE BEEN WAIVED OR ASSUMED BY THE INVESTMENT ADVISER FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2001.

++ THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE          PORTFOLIO
 ASSET        RETURN++     ASSETS     NET ASSETS+             NET ASSETS                TURNOVER
 VALUE AT     (%)          AT                                 BEFORE EXPENSES           RATE (%)
 END OF                    END OF     Expenses    Net         WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)         Investment
                           (IN                    Income (%)  Expenses     Net
                           MILLIONS)                          (%)          Investment
                                                                           Income (%)

DISCOVERY

  $26.74       3.05          $114       .83           .36       N/A           N/A         121
   33.96      27.97           148       .83          (.24)      N/A           N/A         109
   30.50       (.22)          157       .81          (.07)      N/A           N/A         193
   21.43     (21.12)          126       .83          (.33)      N/A           N/A         163
   15.62     (27.11)           89       .83          (.43)      N/A           N/A         130

FOCUSED EQUITY

  $10.25       2.50            $2      1.59(a)      (1.39)(a)   N/A           N/A          12
    9.13     (10.93)            8       .81           .30       N/A           N/A         210
    8.66      (4.90)            9       .91           .28       N/A           N/A         201
    6.21     (28.09)            7      1.04           .13       N/A           N/A         127

-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

YEAR ENDED      NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
DECEMBER 31     VALUE AT    INVESTMENT OPERATIONS                         FROM
                BEGINNING
                OF PERIOD   Net           Net Realized      Total from    Net         Net Realized   Total
                            Investment    and               Investment    Investment  Gains          Distributions
                            Income        Unrealized        Operations    Income
                                          Gain (Loss)
                                          on Investments

GOVERNMENT

    1998         $10.33      $.66**            $.08             $.74       $.66           $__          $.66
    1999          10.41       .61              (.51)             .10        .59            __           .59
    2000           9.92       .69               .29              .98        .68            __           .68
    2001          10.22       .52               .36              .88        .65            __           .65
    2002          10.45       .45               .33              .78        .52            __           .52

GROWTH

    1998         $29.24      $.10             $7.69            $7.79       $.15         $1.10         $1.25
    1999          35.78       .05              8.97             9.02        .10          1.64          1.74
    2000          43.06       .01               .02              .03        .05          3.24          3.29
    2001          39.80       .06             (5.11)           (5.05)       .02          4.02          4.04
    2002          30.71       .12             (6.94)           (6.82)       .06            __           .06
------------------------------------------------------------------------------------------------------------------

(a) ANNUALIZED.

*   COMMENCEMENT OF OPERATIONS.

**  BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

+ SOME OR ALL EXPENSES HAVE BEEN WAIVED OR ASSUMED BY THE INVESTMENT ADVISER FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2001.

++ THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE          PORTFOLIO
 ASSET        RETURN++     ASSETS     NET ASSETS+             NET ASSETS                TURNOVER
 VALUE AT     (%)          AT                                 BEFORE EXPENSES           RATE (%)
 END OF                    END OF     Expenses    Net         WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)         Investment
                           (IN                    Income (%)  Expenses     Net
                           MILLIONS)                          (%)          Investment
                                                                           Income (%)

GOVERNMENT

  $10.41         7.54       $  11       .70        6.59         .87           6.42        107
    9.92         1.05          11       .76        6.07         .91           5.92         69
   10.22        10.54          11       .75        6.80         .90           6.65        131
   10.45         8.98          17       .66        6.09         .81           5.94         52
   10.71         7.79          25       .78        5.39         .93           5.24        101

GROWTH

  $35.78        27.35       $ 187       .82         .34         N/A           N/A          26
   43.06        26.47         262       .81         .14         N/A           N/A          38
   39.80          .03         278       .80         .03         N/A           N/A          74
   30.71       (13.36)        241       .81         .19         N/A           N/A          72
   23.83       (22.24)        176       .82         .43         N/A           N/A          69
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

YEAR ENDED      NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
DECEMBER 31     VALUE AT    INVESTMENT OPERATIONS                         FROM
                BEGINNING
                OF PERIOD   Net           Net Realized      Total from    Net         Net Realized   Total
                            Investment    and               Investment    Investment  Gains          Distributions
                            Income        Unrealized        Operations    Income
                                          Gain (Loss)
                                          on Investments

HIGH YIELD

    1998         $12.30      $1.00            $(.62)           $ .38       $ .98        $  __         $ .98
    1999          11.70       1.09             (.56)             .53        1.02          .02          1.04
    2000          11.19       1.08            (1.72)            (.64)       1.11           __          1.11
    2001(b)        9.44       0.89            (1.14)            (.25)       1.06           __          1.06
    2002           8.13        .70             (.54)             .16         .89           __           .89

INTERNATIONAL SECURITIES

    1998         $16.91      $ .12            $2.87            $2.99       $ .16        $ .86         $1.02
    1999          18.88        .15             5.74             5.89         .12          .03           .15
    2000          24.62        .11            (2.68)           (2.57)        .13         2.18          2.31
    2001          19.74        .12            (2.95)           (2.83)        .24         1.26          1.50
    2002          15.41        .08            (2.91)           (2.83)        .08           __           .08
------------------------------------------------------------------------------------------------------------------

(a) ANNUALIZED.

(b) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND. ON A PER SHARE BASIS, THIS CHANGE DECREASED NET INVESTMENT INCOME BY $.01, INCREASED NET REALIZED AND UNREALIZED GAIN (LOSS) $.01 AND DECREASED THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY .10%.

*   COMMENCEMENT OF OPERATIONS.

**  BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

+ SOME OR ALL EXPENSES HAVE BEEN WAIVED OR ASSUMED BY THE INVESTMENT ADVISER FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2001.

++ THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE          PORTFOLIO
 ASSET        RETURN++     ASSETS     NET ASSETS+             NET ASSETS                TURNOVER
 VALUE AT     (%)          AT                                 BEFORE EXPENSES           RATE (%)
 END OF                    END OF     Expenses    Net         WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)         Investment
                           (IN                    Income (%)  Expenses     Net
                           MILLIONS)                          (%)          Investment
                                                                           Income (%)

HIGH YIELD

  $11.70         3.15       $  65        .83        8.93        N/A           N/A          42
   11.19         4.95          68        .82        9.83        N/A           N/A          33
    9.44        (6.36)         55        .82        9.97        N/A           N/A          30
    8.13        (3.47)         50        .83       10.12        N/A           N/A          32
    7.40         2.25          50        .86        9.34        N/A           N/A          13

INTERNATIONAL SECURITIES

  $18.88         18.18      $  92       1.15         .75        N/A           N/A         109
   24.62         31.46        127        .98         .76        N/A           N/A         118
   19.74        (11.67)       119        .97         .55        N/A           N/A         132
   15.41        (14.79)        97       1.03         .73        N/A           N/A         125
   12.50        (18.43)        72       1.09         .63        N/A           N/A         129
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

YEAR ENDED      NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
DECEMBER 31     VALUE AT    INVESTMENT OPERATIONS                         FROM
                BEGINNING
                OF PERIOD   Net           Net Realized      Total from    Net         Net Realized   Total
                            Investment    and               Investment    Investment  Gains          Distributions
                            Income        Unrealized        Operations    Income
                                          Gain (Loss)
                                          on Investments

INVESTMENT GRADE

    1998         $11.67      $.68**           $.33             $1.01       $.71         $  __         $.71
    1999          11.97       .69             (.98)             (.29)       .70           .01          .71
    2000          10.97       .76              .22               .98        .71            __          .71
    2001(b)       11.24       .64              .21               .85        .73            __          .73
    2002          11.36       .63              .22               .85        .64            __          .64

TARGET MATURITY 2007

    1998         $12.63      $.61            $1.20             $1.81       $.61         $  __         $.61
    1999          13.83       .66            (1.93)            (1.27)       .62            __          .62
    2000          11.94       .69             1.17              1.86        .68            __          .68
    2001          13.12       .68              .31               .99        .68            __          .68
    2002          13.43       .74             1.20              1.94        .69            __          .69
------------------------------------------------------------------------------------------------------------------

(a)  ANNUALIZED.

(b) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND. ON A PER SHARE BASIS, THIS CHANGE DECREASED NET INVESTMENT INCOME BY $.02, INCREASED NET REALIZED AND UNREALIZED GAIN (LOSS) $.02 AND DECREASED THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY .19%.

*    COMMENCEMENT OF OPERATIONS.

**   BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

+ SOME OR ALL EXPENSES HAVE BEEN WAIVED OR ASSUMED BY THE INVESTMENT ADVISER FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2001.

++ THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE          PORTFOLIO
 ASSET        RETURN++     ASSETS     NET ASSETS+             NET ASSETS                TURNOVER
 VALUE AT     (%)          AT                                 BEFORE EXPENSES           RATE (%)
 END OF                    END OF     Expenses    Net         WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)         Investment
                           (IN                    Income (%)  Expenses     Net
                           MILLIONS)                          (%)          Investment
                                                                           Income (%)

INVESTMENT GRADE

  $11.97        9.15        $22         .68        5.97         .84           5.81        60
   10.97       (2.53)        21         .68        6.12         .83           5.97        27
   11.24        9.51         21         .68        6.87         .83           6.72        25
   11.36        7.86         28         .68        6.36         .83           6.21        13
   11.57        7.86         34         .74        6.02         .89           5.87        14

TARGET MATURITY 2007

  $13.83       14.97        $26         .67        5.18         .83           5.02         1
   11.94       (9.39)        25         .69        5.47         .84           5.32         2
   13.12       16.44         29         .67        5.77         .82           5.62         9
   13.43        7.76         32         .66        5.24         .81           5.09         3
   14.68       15.09         33         .73        5.02         .88           4.87         1
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

YEAR ENDED      NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
DECEMBER 31     VALUE AT    INVESTMENT OPERATIONS                         FROM
                BEGINNING
                OF PERIOD   Net           Net Realized      Total from    Net         Net Realized   Total
                            Investment    and               Investment    Investment  Gains          Distributions
                            Income        Unrealized        Operations    Income
                                          Gain (Loss)
                                          on Investments

TARGET MATURITY 2010

    1998         $12.70     $.51              $ 1.25           $1.76       $.48        $ .01         $.49
    1999          13.97      .65               (2.26)          (1.61)       .51           __          .51
    2000          11.85      .64                1.74            2.38        .68           __          .68
    2001          13.55      .65                 .03             .68        .64           __          .64
    2002          13.59      .65                1.82            2.47        .65           __          .65

TARGET MATURITY 2015

11/08/99* to
  12/31/99       $10.00     $.04               $(.53)          $(.49)      $ __        $  __         $__
    2000           9.51      .45                1.92            2.37        .03           __         .03
    2001          11.85      .47                (.36)           0.11        .39           __         .39
    2002          11.57      .38                2.23            2.61        .47           __         .47

------------------------------------------------------------------------------------------------------------------

(a)  ANNUALIZED.

*    COMMENCEMENT OF OPERATIONS.

**   BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

+ SOME OR ALL EXPENSES HAVE BEEN WAIVED OR ASSUMED BY THE INVESTMENT ADVISER FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2001.

++ THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE          PORTFOLIO
 ASSET        RETURN++     ASSETS     NET ASSETS+             NET ASSETS                TURNOVER
 VALUE AT     (%)          AT                                 BEFORE EXPENSES           RATE (%)
 END OF                    END OF     Expenses    Net         WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)         Investment
                           (IN                    Income (%)  Expenses     Net
                           MILLIONS)                          (%)          Investment
                                                                           Income (%)

TARGET MATURITY 2010

  $13.97        14.36       $  9         .67       4.90         .82         4.75         0
   11.85       (11.73)         9         .71       5.48         .86         5.33         9
   13.55        21.06         11         .70       5.72         .85         5.57        15
   13.59         5.15         14         .67       5.16         .82         5.01         2
   15.41        18.88         18         .78       4.82         .93         4.67         3

TARGET MATURITY 2015

   $9.51        (4.90)      $  1        1.38(a)    4.24(a)     1.64(a)      3.98(a)      0
   11.85        25.01          2         .72       5.38         .87         5.23        11
   11.57         0.85          4         .67       5.21         .82         5.06        31
   13.71        23.36          9         .88       4.70        1.03         4.55         1

-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

PER SHARE DATA

YEAR ENDED      NET ASSET   INCOME FROM                                   LESS DISTRIBUTIONS
DECEMBER 31     VALUE AT    INVESTMENT OPERATIONS                         FROM
                BEGINNING
                OF PERIOD   Net           Net Realized      Total from    Net         Net Realized   Total
                            Investment    and               Investment    Investment  Gains          Distributions
                            Income        Unrealized        Operations    Income
                                          Gain (Loss)
                                          on Investments

VALUE

    1998         $14.95     $.32              $1.46            $1.78       $.35        $ .55         $.90
    1999          15.83      .31               2.25             2.56        .33          .51          .84
    2000          17.55      .29               (.29)              __        .30          .86         1.16
    2001          16.39      .27              (3.53)           (3.26)       .30          .12          .42
    2002          12.71      .32              (3.02)           (2.70)       .27          ___          .27
------------------------------------------------------------------------------------------------------------------

(a)  ANNUALIZED.

*    COMMENCEMENT OF OPERATIONS.

**    BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.

+ SOME OR ALL EXPENSES HAVE BEEN WAIVED OR ASSUMED BY THE INVESTMENT ADVISER FROM COMMENCEMENT OF OPERATIONS THROUGH DECEMBER 31, 2001.

++ THE EFFECT OF FEES AND CHARGES INCURRED AT THE SEPARATE ACCOUNT LEVEL ARE NOT REFLECTED IN THESE PERFORMANCE FIGURES.

-------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE        RATIO TO AVERAGE          PORTFOLIO
 ASSET        RETURN++     ASSETS     NET ASSETS+             NET ASSETS                TURNOVER
 VALUE AT     (%)          AT                                 BEFORE EXPENSES           RATE (%)
 END OF                    END OF     Expenses    Net         WAIVED OR ASSUMED
 PERIOD                    PERIOD     (%)         Investment
                           (IN                    Income (%)  Expenses     Net
                           MILLIONS)                          (%)          Investment
                                                                           Income (%)

VALUE

  $15.83        12.58       $  50       .73        2.61        .85          2.49        105
   17.55        17.41          70       .65        2.12        .80          1.97         53
   16.39         (.59)         81       .76        1.84        .81          1.79         50
   12.71       (20.29)         66       .82        1.88        N/A          N/A          50
    9.74       (21.60)         45       .97        2.72        N/A          N/A          71

-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                FIRST INVESTORS LIFE SERIES FUND
--------------------------------------------------------------------------------

[LOGO] FIRST INVESTORS

FIRST INVESTORS

LIFE SERIES FUND

BLUE CHIP

CASH MANAGEMENT

DISCOVERY

FOCUSED EQUITY

GOVERNMENT

GROWTH

HIGH YIELD

INTERNATIONAL SECURITIES

INVESTMENT GRADE

TARGET MATURITY 2007

TARGET MATURITY 2010

TARGET MATURITY 2015

VALUE

For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

These Reports include the holdings of each of the Funds as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

To obtain free copies of reports and the SAI, or to request other information, contact the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data- base on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO: 811-4325)

FIRST INVESTORS LIFE SERIES FUND
        BLUE CHIP FUND
        CASH  MANAGEMENT  FUND
        DISCOVERY FUND
        FOCUSED  EQUITY  FUND
        GOVERNMENT  FUND
        GROWTH  FUND
        HIGH  YIELD  FUND
        INTERNATIONAL SECURITIES FUND
        INVESTMENT GRADE FUND
        TARGET MATURITY 2007 FUND
        TARGET MATURITY 2010 FUND
        TARGET MATURITY 2015 FUND
        VALUE FUND

95 WALL STREET
NEW YORK, NEW YORK 10005
(800) 342-7963

                 STATEMENT OF ADDITIONAL INFORMATION - PART I
                                DATED MAY 1, 2003

      This is a Statement of Additional Information ("SAI") for First Investors Life Series Fund ("Life Series Fund"), an open-end, management investment company consisting of thirteen separate series, each of which has a different investment objective and policies (each, a "Fund" and collectively, the "Funds"). Investments in the Funds are made through purchases of the Level Premium Variable Life Insurance Policies ("Policies") or the Individual Variable Annuity Contracts ("Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). Premiums for the Policies, net of certain expenses, are paid into a unit investment trust, First Investors Life Insurance Company Separate Account B ("Separate Account B"). Purchase payments for the Contracts, net of certain expenses, are paid into either of two unit investment trusts, First Investors Life Variable Annuity Fund C ("Separate Account C") and First Investors Life Variable Annuity Fund D ("Separate Account D"). Separate Account B, Separate Account C and Separate Account D (the "Separate Accounts") pool these proceeds to purchase shares of the Funds designated by purchasers of the Policies or Contracts. The Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds are only offered to Contractowners of Separate Account C and Separate Account D.

      This SAI is not a prospectus. It should be read in connection with the Funds' prospectus dated May 1, 2003, which may be obtained free of cost from the Funds at the address or telephone number noted above.

      This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while
Part II contains information that generally applies to each of the funds in the First Investors Family of Funds.

                             TABLE OF CONTENTS - PART I

                                                                            PAGE

History and Classification of the Funds......................................3
Investment Strategies, Policies and Risks....................................3
Portfolio Turnover...........................................................3
Management of the Funds......................................................4
Advisory Agreements and Fees.................................................8
Allocation of Portfolio Brokerage...........................................11
Performance Information.....................................................13
Taxes.......................................................................15
Beneficial Ownership Information............................................15
Appendix A   Investment Strategies Used by the Funds.......................A-1
Appendix B   Investment Policies of the Funds..............................B-1
Appendix C   Taxes.........................................................C-1

                   HISTORY AND CLASSIFICATION OF THE FUNDS

      The Life Series Fund is a Massachusetts business trust organized on June 12, 1985. The Life Series Fund has authority to issue an unlimited number of shares of beneficial interest, no par value, in such separate and distinct series as the Board of Trustees ("Board") shall from time to time establish. The shares of beneficial interest of Life Series Fund are presently divided into thirteen separate and distinct series. Life Series Fund is not required to hold annual shareholder meetings. The Board may in its discretion call a shareholder meeting. Furthermore, if requested to do so by the holders of at least 10% of Life Series Fund's outstanding shares, the Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees. Each series of the Fund is an open-end management investment company. Each series is diversified, except for the FOCUSED EQUITY FUND, which is non-diversified. Prior to December 31, 2002, the LIFE SERIES VALUE FUND was known as the Life Series Utilities Income Fund.

                  INVESTMENT STRATEGIES, POLICIES AND RISKS

      Each Fund's objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies and risks that may be used by the Funds.

                               PORTFOLIO TURNOVER

      The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended December 31, 2000, 2001 and 2002. Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
FUND                               FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                 ENDED DECEMBER   ENDED DECEMBER  ENDED DECEMBER
                                    31, 2000        31, 2001         31, 2002
--------------------------------------------------------------------------------
Blue Chip Fund                           146%           105%             138%
--------------------------------------------------------------------------------
Discovery Fund                           193%           163%             130%
--------------------------------------------------------------------------------
Focused Equity Fund                      210%           201%             127%
--------------------------------------------------------------------------------
Government Fund                          131%            52%             101%
--------------------------------------------------------------------------------
Growth Fund                               74%            72%              69%
--------------------------------------------------------------------------------
High Yield Fund                           30%            32%              13%
--------------------------------------------------------------------------------
International Securities Fund            132%           125%             129%
--------------------------------------------------------------------------------
Investment Grade Fund                     25%            13%              14%
--------------------------------------------------------------------------------
Target Maturity 2007 Fund                  9%             3%               1%
--------------------------------------------------------------------------------
Target Maturity 2010 Fund                 15%             2%               3%
--------------------------------------------------------------------------------
Target Maturity 2015 Fund                 11%            31%               1%
--------------------------------------------------------------------------------
Value Fund                                50%            50%              71%
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

      The First Investors Family of Funds share one common investment adviser, First Investors Management Co. ("FIMCO"), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board, the Code of Ethics that has been adopted by the Board, the investment advisory agreements of the Funds ("Advisory Agreements"), the subadvisory agreements of the Funds that have subadvisers ("Subadvisory Agreements"), and the material factors that were considered by the Board in approving the Advisory and Subadvisory Agreements.

      Set forth below is information about the Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Trustees. Information is also set forth concerning Fund officers who are not Trustees.

      The address of each Trustee and Officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, NY 10005.


                              TRUSTEES AND OFFICERS
                              ---------------------
--------------------------------------------------------------------------------
                             DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------
                      POSITION(S)
                      HELD WITH
                      FUNDS             PRINCIPAL      NUMBER OF
                      COVERED BY        OCCUPATION(S)  PORTFOLIOS   OTHER
NAME AND              THIS SAI AND      DURING         IN FUND     TRUSTEESHIPS/
DATE                  LENGTH OF         PAST           COMPLEX     DIRECTORSHIPS
OF BIRTH              SERVICE*          5 YEARS        OVERSEEN      HELD
--------------------------------------------------------------------------------

Robert M. Grohol      Trustee since     None/Retired      50         None
1/16/1932             6/30/2000
--------------------------------------------------------------------------------
Rex R. Reed           Trustee since     None/Retired      50         None
3/19/1922             3/31/1984
--------------------------------------------------------------------------------
Herbert Rubinstein    Trustee since     None/Retired      50         None
6/14/1921             9/20/1979
--------------------------------------------------------------------------------
James M. Srygley      Trustee since     Owner Hampton      50         None
10/17/1932            1/19/1995         Properties
                                        (real property
                                        and investments)
--------------------------------------------------------------------------------
Robert F. Wentworth   Trustee since     None/Retired      50         None
7/5/1929              10/15/1992
--------------------------------------------------------------------------------

* Each Trustee serves for an indefinite term with the Funds covered by the SAI, until his/her successor is elected. Each date indicates a Trustee's appointment/election to the Board of the First Investors Family of Funds. Where a Trustee was elected/appointed to the Board prior to a Fund's inception, the Trustee has been a member of that Fund's Board since the Fund's inception.

--------------------------------------------------------------------------------
                              INTERESTED TRUSTEES**
--------------------------------------------------------------------------------
                      POSITION(S)
                      HELD WITH
                      FUNDS           PRINCIPAL        NUMBER OF
                      COVERED BY      OCCUPATION(S)    PORTFOLIOS   OTHER
NAME AND              THIS SAI AND    DURING           IN FUND     TRUSTEESHIPS/
DATE                  LENGTH OF       PAST             COMPLEX     DIRECTORSHIPS
OF BIRTH              SERVICE*        5 YEARS          OVERSEEN      HELD
--------------------------------------------------------------------------------

Glenn O. Head         Trustee since   Chairman of         50          None
8/16/1925             1968            First Investors
                                      Corporation,
                                      Chairman of
                                      First Investors
                                      Consolidated
                                      Corporation,
                                      Chairman of
                                      First Investors
                                      Management
                                      Company, Inc.,
                                      Chairman of
                                      Administrative
                                      Data Management
                                      Corp., and
                                      officer of
                                      other
                                      affiliated
                                      companies. ***
--------------------------------------------------------------------------------
Kathryn S. Head       President       Vice President       50         None
12/31/1955            since 2001;     of First
                      Trustee since   First Investors
                      3/17/1994       Corporation,
                                      President of
                                      First Investors
                                      Consolidated
                                      Corporation,
                                      President of
                                      First Investors
                                      Management
                                      Company, Inc.,
                                      President of
                                      Administrative
                                      Data Management
                                      Corp., Chairman
                                      of First
                                      Investors
                                      Federal
                                      Savings Bank
                                      and officer
                                      of other
                                      affiliated
                                      companies. ***
--------------------------------------------------------------------------------
Larry R. Lavoie       Trustee since   General Counsel     50          None
9/12/1947               9/17/1998     of First
                                      Investors
                                      Corporation and
                                      other
                                      affiliated
                                      companies. ***
--------------------------------------------------------------------------------
John T. Sullivan      Trustee since   Of Counsel of            50        None
1/18/1932               9/20/1979     Hawkins,
                                      Delafield &
                                      Wood; Director
                                      and Chairman
                                      of Executive
                                      Committee of
                                      First Investors
                                      Corporation.
--------------------------------------------------------------------------------

* Each Trustee serves for an indefinite term with the funds covered by the SAI, until his/her successor is elected. Each date indicates a Trustee's appointment/election to the Board of the First Investors Family of Funds. Where a Trustee was elected/appointed to the Board prior to a Fund's inception, the Trustee has been a member of that Fund's Board since the Fund's inception.

** Mr. Head and Ms. Head are Interested Trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds, and (c) they are officers of the Funds. Ms. Head is the daughter of Mr. Head. Mr. Lavoie is an Interested Trustee of the Funds because he indirectly owns securities issued by and is an officer of the adviser and principal underwriter of the Funds. Mr. Sullivan is an Interested Trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriters of the Funds.

*** Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insurance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, School Financial Management Services, Inc., First Investors Federal Savings Bank, First Investors Credit Corporation and First Investors Resources, Inc.

--------------------------------------------------------------------------------
                          OFFICERS WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------
                      POSITION(S) HELD WITH
                      FUNDS COVERED BY
NAME AND              THIS SAI AND            PRINCIPAL OCCUPATION(S)
DATE OF BIRTH         LENGTH OF SERVICE*      DURING PAST 5 YEARS
--------------------------------------------------------------------------------

Joseph I. Benedek     Treasurer since         Treasurer and Principal
8/2/1957                    1988              Accounting Officer of First
                                              Investors Management Company, Inc.
--------------------------------------------------------------------------------
Concetta Durso        Vice President          Vice President of First Investors
9/12/1931             and Secretary           Management Company, Inc. and Vice
                        since 1984            President and Secretary of the
                                              First Investors Family of Funds
--------------------------------------------------------------------------------

* Each date indicates an Officer's appointment to a Fund's Board. Where an appointment date occurs prior to a Fund's inception, the Officer has been a member of that Fund's Board since the Fund's inception.

                   TRUSTEE OWNERSHIP OF FIRST INVESTORS FUNDS
                   ------------------------------------------
                             AS OF DECEMBER 31, 2002
                             -----------------------

--------------------------------------------------------------------------------
                             DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------
                                                              AGGREGATE DOLLAR
                                                              RANGE OF EQUITY
                                                              SECURITIES--ALL
                                                              REGISTERED
                                                              INVESTMENT
                                             DOLLAR RANGE     COMPANIES
                                             OF OWNERSHIP     OVERSEEN BY
                                             OF FUNDS         TRUSTEE IN
                                             COVERED BY       FIRST INVESTORS
                      FUND                   THIS SAI         FAMILY OF FUNDS

--------------------------------------------------------------------------------
Robert M. Grohol      None                      None          $50,001 - $100,00
--------------------------------------------------------------------------------
Rex R. Reed           None                      None            Over $100,000
--------------------------------------------------------------------------------
Herbert Rubinstein    Variable Annuity--
                               Blue Chip     $1-$10,000         Over $100,000
                               Discovery     $1-$10,000
                               Growth        $10,001-$50,000
                               High Yield    $1-$10,000
--------------------------------------------------------------------------------
James M. Srygley      None                      None            Over $100,000
--------------------------------------------------------------------------------
Robert F. Wentworth   None                      None          $10,001 - $50,000
--------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
--------------------------------------------------------------------------------
                                                              AGGREGATE DOLLAR
                                                              RANGE OF EQUITY
                                                              SECURITIES--ALL
                                                              REGISTERED
                                                              INVESTMENT
                                             DOLLAR RANGE     COMPANIES
                                             OF OWNERSHIP     OVERSEEN BY
                                             OF FUNDS         TRUSTEE IN
                                             COVERED BY       FIRST INVESTORS
                      FUND                   THIS SAI         FAMILY OF FUNDS
--------------------------------------------------------------------------------
Glenn O. Head         None                      None            Over $100,000
--------------------------------------------------------------------------------
Kathryn S. Head       None                      None            Over $100,000
--------------------------------------------------------------------------------
Larry R. Lavoie       Variable Annuity--
                               Blue Chip     $1-$10,000       $50,001 - $100,00
                               Growth        $1-$10,000
                               High Yield    $1-$10,000
--------------------------------------------------------------------------------
John T. Sullivan      None                      None             None
--------------------------------------------------------------------------------

As of April 9, 2003, the Trustees and Officers, as a group, owned less than 1 of the shares of each Fund.

                              COMPENSATION OF TRUSTEES

    The following table lists compensation paid to the Trustees of Life Series Fund for the fiscal year ended December 31, 2002.

--------------------------------------------------------------------------------
                             AGGREGATE               TOTAL COMPENSATION FROM
                           COMPENSATION             FIRST INVESTORS FAMILY OF
TRUSTEE               FROM LIFE SERIES FUND*         FUNDS PAID TO TRUSTEES+
-------               ---------------------          ----------------------
--------------------------------------------------------------------------------
Glenn O. Head                       $0                             $0
--------------------------------------------------------------------------------
Kathryn S. Head                     $0                             $0
--------------------------------------------------------------------------------
Larry R. Lavoie                     $0                             $0
--------------------------------------------------------------------------------
Rex R. Reed                    $10,180                        $43,755
--------------------------------------------------------------------------------
Herbert Rubinstein             $10,180                        $43,755
--------------------------------------------------------------------------------
James M. Srygley               $10,180                        $43,755
--------------------------------------------------------------------------------
John T. Sullivan                    $0                             $0
--------------------------------------------------------------------------------
Robert F. Wentworth            $10,180                        $43,755
--------------------------------------------------------------------------------
Robert M. Grohol               $10,180                        $43,755
--------------------------------------------------------------------------------

* Compensation to officers and interested Trustees of Life Series Fund is paid by the Adviser.

+ The First Investors Family of Funds consists of 15 separate registered investment companies.

      No pension or retirement benefits are proposed to be paid under any existing plan to any Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

                          ADVISORY AGREEMENTS AND FEES

      Part II of this SAI describes the terms of each Fund's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements. It also describes the Subadvisory Agreement of any Fund that has a subadviser.

      Set forth below is the method for calculating the advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years. Information about subadvisory fees is also included for any Fund that has a subadviser.

      Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedule:

Average Daily Net Assets                                        Annual Rate
------------------------                                        -----------
Up to $250 million.....................................            0.75%
In excess of $250 million up to $500 million...........            0.72%
In excess of $500 million up to $750 million...........            0.69%
Over $750 million......................................            0.66%

      The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002.

--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 12/31/00
--------------------------------------------------------------------------------
FUND                         ADVISORY FEES    ADVISORY FEES        EXPENSES
                                 PAID            WAIVED           REIMBURSED
--------------------------------------------------------------------------------

Blue Chip Fund                $2,125,656              $0                $0
--------------------------------------------------------------------------------
Cash Management Fund             $64,922         $12,984            $1,129
--------------------------------------------------------------------------------
Discovery Fund                $1,220,341              $0                $0
--------------------------------------------------------------------------------
Focused Equity Fund              $48,369              $0                $0
--------------------------------------------------------------------------------
Government Fund                  $81,454         $16,291                $0
--------------------------------------------------------------------------------
Growth Fund                   $2,102,525              $0                $0
--------------------------------------------------------------------------------
High Yield Fund                 $460,667              $0                $0
--------------------------------------------------------------------------------
International Securities
Fund                            $946,846              $0                $0
--------------------------------------------------------------------------------
Investment Grade Fund           $153,399         $30,680                $0
--------------------------------------------------------------------------------
Target Maturity 2007 Fund       $196,143         $39,229                $0
--------------------------------------------------------------------------------
Target Maturity 2010 Fund        $71,155         $14,231                $0
--------------------------------------------------------------------------------
Target Maturity 2015 Fund        $12,111          $2,422                $0
--------------------------------------------------------------------------------
Value Fund                      $597,122         $37,732                $0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 12/31/01
--------------------------------------------------------------------------------
FUND                         ADVISORY FEES    ADVISORY FEES         EXPENSES
                                 PAID             WAIVED           REIMBURSED
--------------------------------------------------------------------------------

Blue Chip Fund                $1,785,657              $0                $0
--------------------------------------------------------------------------------
Cash Management Fund             $81,889         $14,445                $0
--------------------------------------------------------------------------------
Discovery Fund                  $962,078              $0                $0
--------------------------------------------------------------------------------
Focused Equity Fund              $58,828              $0                $0
--------------------------------------------------------------------------------
Government Fund                 $103,526         $20,705                $0
--------------------------------------------------------------------------------
Growth Fund                   $1,846,620              $0                $0
--------------------------------------------------------------------------------
High Yield Fund                 $401,588              $0                $0
--------------------------------------------------------------------------------
International Securities
Fund                            $766,542              $0                $0
--------------------------------------------------------------------------------
Investment Grade Fund           $184,125         $36,825                $0
--------------------------------------------------------------------------------
Target Maturity 2007 Fund       $232,903         $46,581                $0
--------------------------------------------------------------------------------
Target Maturity 2010 Fund        $96,094         $19,219                $0
--------------------------------------------------------------------------------
Target Maturity 2015 Fund        $26,640          $5,328                $0
--------------------------------------------------------------------------------
Value Fund                      $549,874              $0                $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           FISCAL YEAR ENDED 12/31/02
--------------------------------------------------------------------------------
FUND                         ADVISORY FEES    ADVISORY FEES         EXPENSES
                                PAID             WAIVED           REIMBURSED
--------------------------------------------------------------------------------

Blue Chip Fund               $1,352,522                $0                $0
--------------------------------------------------------------------------------
Cash Management Fund            $95,466           $19,098           $15,444
--------------------------------------------------------------------------------
Discovery Fund                 $791,802                $0                $0
--------------------------------------------------------------------------------
Focused Equity Fund             $56,160                $0                $0
--------------------------------------------------------------------------------
Government Fund                $149,594           $29,919                $0
--------------------------------------------------------------------------------
Growth Fund                  $1,543,351                $0                $0
--------------------------------------------------------------------------------
High Yield Fund                $370,556                $0                $0
--------------------------------------------------------------------------------
International Securities
Fund                           $628,871                $0                $0
--------------------------------------------------------------------------------
Investment Grade Fund          $225,456           $45,091                $0
--------------------------------------------------------------------------------
Target Maturity 2007 Fund      $243,299           $48,660                $0
--------------------------------------------------------------------------------
Target Maturity 2010 Fund      $116,248           $23,250                $0
--------------------------------------------------------------------------------
Target Maturity 2015 Fund       $46,009            $9,202                $0
--------------------------------------------------------------------------------
Value Fund                     $405,088                $0                $0
--------------------------------------------------------------------------------

      Pursuant to Subadvisory Agreements, the Adviser has undertaken to pay to Wellington Management Company, LLP ("WMC") an annual subadvisory fee, paid monthly, according to the following schedules:

                INTERNATIONAL SECURITIES FUND AND GROWTH FUND

Average Daily Net Assets                                     Annual Rate
------------------------                                     -----------
Up to $50 million.................................              0.400%
In excess of $50 million up to $150 million.......              0.275%
In excess of $150 million up to $500 million......              0.225%
Over $500 million.................................              0.200%


WMC voluntarily has agreed to waive its fees on the first $50 million of the daily net assets of GROWTH FUND to an annual rate of 0.325%. The Adviser will retain the portion of those fees waived by WMC.

                               FOCUSED EQUITY FUND

Average Daily Net Assets                                     Annual Rate
------------------------                                     -----------
Up to $50 million.................................              0.400%
In excess of $50 million up to $150 million.......              0.275%
In excess of $150 million up to $500 million......              0.250%
Over $500 million.................................              0.225%

                       ALLOCATION OF PORTFOLIO BROKERAGE

      Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.

--------------------------------------------------------------------------------
                   COMMISSIONS PAID FISCAL YEAR ENDED 12/31/00
--------------------------------------------------------------------------------
                                                                 TRANSACTIONS
                                                                 FOR WHICH
                                                   COMMISSIONS   COMMISSIONS
                                 TOTAL             PAID FOR      PAID FOR
                                 COMMISSIONS       RESEARCH      RESEARCH
FUND                             PAID              SERVICES      SERVICES
--------------------------------------------------------------------------------

Blue Chip Fund                   $674,039          $24,978       $23,581,418
--------------------------------------------------------------------------------
Cash Management Fund                   $0               $0                $0
--------------------------------------------------------------------------------
Discovery Fund                   $264,784          $25,854       $15,755,509
--------------------------------------------------------------------------------
Focused Equity Fund               $19,152               $0                $0
--------------------------------------------------------------------------------
Government Fund                        $0               $0                $0
--------------------------------------------------------------------------------
Growth Fund                      $289,201          $32,809       $20,341,404
--------------------------------------------------------------------------------
High Yield Fund                       $40               $0                $0
--------------------------------------------------------------------------------
International Securities Fund    $453,240          $54,791       $32,830,384
--------------------------------------------------------------------------------
Investment Grade Fund                  $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2007 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2010 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2015 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Value Fund                       $144,736           $4,734        $2,619,013
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                   COMMISSIONS PAID FISCAL YEAR ENDED 12/31/01
--------------------------------------------------------------------------------
                                                                 TRANSACTIONS
                                                                 FOR WHICH
                                                   COMMISSIONS   COMMISSIONS
                                 TOTAL             PAID FOR      PAID FOR
                                 COMMISSIONS       RESEARCH      RESEARCH
FUND                             PAID              SERVICES      SERVICES

--------------------------------------------------------------------------------
Blue Chip Fund                   $529,973          $21,327       $16,464,609
--------------------------------------------------------------------------------
Cash Management Fund                   $0               $0                $0
--------------------------------------------------------------------------------
Discovery Fund                   $320,777          $14,253        $5,449,133
--------------------------------------------------------------------------------
Focused Equity Fund               $30,639           $1,070        $1,035,205
--------------------------------------------------------------------------------
Government Fund                        $0               $0                $0
--------------------------------------------------------------------------------
Growth Fund                      $359,907          $56,440       $38,704,226
--------------------------------------------------------------------------------
High Yield Fund                        $0               $0                $0
--------------------------------------------------------------------------------
International Securities Fund    $375,078          $65,421       $35,271,088
--------------------------------------------------------------------------------
Investment Grade Fund                  $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2007 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2010 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2015 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Value Fund                       $143,605          $14,394        $6,510,949
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   COMMISSIONS PAID FISCAL YEAR ENDED 12/31/02
--------------------------------------------------------------------------------
                                                                 TRANSACTIONS
                                                                 FOR WHICH
                                                   COMMISSIONS   COMMISSIONS
                                 TOTAL             PAID FOR      PAID FOR
                                 COMMISSIONS       RESEARCH      RESEARCH
FUND                             PAID              SERVICES      SERVICES


--------------------------------------------------------------------------------
Blue Chip Fund                   $800,408          $35,969       $26,308,280
--------------------------------------------------------------------------------
Cash Management Fund                   $0               $0                $0
--------------------------------------------------------------------------------
Discovery Fund                   $675,816          $26,147       $10,587,567
--------------------------------------------------------------------------------
Focused Equity Fund               $25,163           $3,053        $2,100,332
--------------------------------------------------------------------------------
Government Fund                        $0               $0                $0
--------------------------------------------------------------------------------
Growth Fund                      $459,860          $65,223       $38,144,613
--------------------------------------------------------------------------------
High Yield Fund                        $0               $0                $0
--------------------------------------------------------------------------------
International Securities Fund    $366,462          $53,565       $29,211,732
--------------------------------------------------------------------------------
Investment Grade Fund                  $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2007 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2010 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Target Maturity 2015 Fund              $0               $0                $0
--------------------------------------------------------------------------------
Value Fund                       $171,272          $13,828        $6,630,147
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE
                              PREVIOUS FISCAL YEAR
--------------------------------------------------------------------------------
                                                             12/31/02
FUND              BROKER-DEALER          PARENT CO.          MARKET VALUE
----              -------------          ----------          ------------

--------------------------------------------------------------------------------
Blue Chip Fund    Bank One Corp.                               $990,505.00
--------------------------------------------------------------------------------
                  Bank of America                            $3,019,338.00
--------------------------------------------------------------------------------
                  Salomon Smith Barney   Citigroup, Inc.     $3,181,176.00
--------------------------------------------------------------------------------
                  Merrill Lynch & Co.                          $406,065.00
--------------------------------------------------------------------------------
                  Goldman Sachs & Co.                                   $0
--------------------------------------------------------------------------------
                  Lehman Brothers                                       $0
--------------------------------------------------------------------------------
                  UBS Warburg            UBS AG                         $0
--------------------------------------------------------------------------------
                  Prudential Securities  Prudential Financial           $0
--------------------------------------------------------------------------------


Cash Management   Bank of America                              $379,807.80
Fund
--------------------------------------------------------------------------------
                  Merrill Lynch & Co.                          $513,399.17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Discovery Fund    UBS Warburg            UBS AG                         $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Focused Equity    Bank One Corp.                               $105,995.00
Fund
--------------------------------------------------------------------------------
                  Bank of America                              $166,968.00
--------------------------------------------------------------------------------
                  Salomon Smith Barney   Citigroup, Inc.       $260,406.00
--------------------------------------------------------------------------------
                  Goldman Sachs & Co.                          $156,630.00
--------------------------------------------------------------------------------
                  Merrill Lynch & Co                           $140,415.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE
                              PREVIOUS FISCAL YEAR
--------------------------------------------------------------------------------
                                                             12/31/02
FUND              BROKER-DEALER          PARENT CO.          MARKET VALUE
----              -------------          ----------          ------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth Fund       Bank One Corp.                             $3,220,055.00
--------------------------------------------------------------------------------
                  Bank of America                            $2,574,090.00
--------------------------------------------------------------------------------
                  Salomon Smith Barney   Citigroup, Inc.     $4,653,347.88
--------------------------------------------------------------------------------
                  Merrill Lynch & Co.                         2,527,470.00
--------------------------------------------------------------------------------
                  Goldman Sachs                                         $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International     Bank One Corp.                               $482,460.00
Securities Fund
--------------------------------------------------------------------------------
                  Bank of America                              $354,807.00
--------------------------------------------------------------------------------
                  Salomon Smith Barney   Citigroup, Inc.       $694,967.31
--------------------------------------------------------------------------------
                  Merrill Lynch & Co.                          $387,090.00
--------------------------------------------------------------------------------
                  CS First Boston        Credit Suisse         $549,077.89
                                         Group
--------------------------------------------------------------------------------
                  BNP Paribas                                  $786,358.80
--------------------------------------------------------------------------------
                  Goldman Sachs & Co.                                   $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Grade  Bank of America                              $297,795.00
Fund              (Debt)
--------------------------------------------------------------------------------
                  Bank One Corp.                               $360,080.00
                  (Debt)
--------------------------------------------------------------------------------
                  Citicorp (Debt)                              $200,886.60
--------------------------------------------------------------------------------


                             PERFORMANCE INFORMATION

      Part II of this SAI describes how performance information is computed.

      The following is an example, for purposes of illustration only, of the current and effective yield calculation for shares of CASH MANAGEMENT FUND for the seven day period ended December 31, 2002.


--------------------------------------------------------------------------------
Dividends per share from net investment income (seven
calendar days ended December 31, 2002) (Base Period)               $0.000155799
--------------------------------------------------------------------------------
Annualized (365 day basis)*                                        $0.008123805
--------------------------------------------------------------------------------
Average net asset value per share of the seven                            $1.00
calendar days ended December 31, 2002
-------------------------------------------------------------------------------
Annualized historical yield per share for the seven                        .81%
calendar days ended December 31, 2002
-------------------------------------------------------------------------------
Effective Yield**                                                          .81%
-------------------------------------------------------------------------------

----------------------

* This represents the average of annualized net investment income per share for the seven calendar days ended December 31, 2002.

** Effective Yield = [(Base Period Return+1)365/7] - 1

      The weighted average life to maturity of the portfolio on December 31, 2002 was 56 days for the Cash Management Fund.

      Average annual total return and total return computed at net asset value for the periods ended December 31, 2002 are set forth in the following tables. The average annual total return and total return figures do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which an investor may invest. If they were included, the returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURN(1),(2)

                          ONE YEAR    FIVE YEARS    TEN YEARS   LIFE OF FUND
                          --------    ----------    ---------   ------------
Blue Chip                 -25.80%       -3.44%        6.36%         N/A
Discovery                 -27.11%       -5.43%        4.01%         N/A
Focused Equity            -28.09%         N/A          N/A        -13.90%
Government                 7.79%         7.13%        6.48%         N/A
Growth                    -22.24%        1.65%        8.44%         N/A
High Yield                 2.25%         0.01%        5.85%         N/A
International Securities  -18.43%       -0.94%        5.55%         N/A
Investment Grade           7.86%         6.27%        6.95%         N/A
Target Maturity 2007       15.09%        8.51%         N/A         9.76%
Target Maturity 2010       18.88%        8.84%         N/A         10.74%
Target Maturity 2015       23.36%         N/A          N/A         13.24%
Value                     -21.60%       -3.86%         N/A         3.35%


TOTAL RETURN(1),(2)

                           ONE YEAR    FIVE YEARS    TEN YEARS   LIFE OF FUND
                           --------    ----------    ---------   ------------
Blue Chip                  -25.80%       -16.06%       85.21%        N/A
Discovery                  -27.11%       -24.35%       48.19%        N/A
Focused Equity             -28.09%         N/A          N/A        -37.57%
Government                  7.79%        41.12%        87.29%        N/A
Growth                     -22.24%        8.53%       124.93%        N/A
High Yield                  2.25%         0.06%        76.54%        N/A
International Securities   -18.43%       -4.61%        71.64%        N/A
Investment Grade            7.86%        35.53%        95.85%        N/A
Target Maturity 2007        15.09%       50.44%         N/A        104.61%
Target Maturity 2010        18.88%       52.77%         N/A         97.53%
Target Maturity 2015        23.36%         N/A          N/A         47.90%
Value                      -21.60%       -17.88%        N/A         35.16%

-----------------------
(1) Certain expenses of the Funds have been waived or reimbursed from commencement of operations through December 31, 2002. Accordingly, return figures are higher than they would have been had such expenses not been waived or reimbursed.

(2) The inception dates for the Funds are as follows: FOCUSED EQUITY - November 8, 1999; GOVERNMENT - January 7, 1992; INVESTMENT GRADE - January 7, 1992; TARGET 2007 - April 26, 1995; TARGET 2010 - April 30, 1996;
      TARGET 2015 - November 8, 1999; and VALUE - November 15,1993.

                                      TAXES

      Information concerning the tax laws applicable to the Funds is set forth in Appendix C.

                        BENEFICIAL OWNERSHIP INFORMATION

      As of April 9, 2003 First Investors Life Insurance Company owned of record or beneficially 100% of the outstanding shares of the Life Series Fund.

                                   APPENDIX A

                   INVESTMENT STRATEGIES USED BY THE FUNDS

      The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below on a Fund-by-Fund basis. The strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. Each Fund reserves the right to use any other strategy that is not prohibited by its policies. Investment strategies which a Fund does not currently anticipate using but which the Fund reserves the freedom to use are denoted by a dash (-) mark. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

LIFE SERIES BLUE CHIP FUND                    |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                         -
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                             |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                         |X|
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                            |X|
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                      |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                        |X|
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------
* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

LIFE SERIES CASH MANAGEMENT FUND              |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                     |X|
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                    |X|
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS*                       |X|
--------------------------------------------------------------------------------
     INVERSE FLOATERS
--------------------------------------------------------------------------------
EQUITY SECURITIES
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                         -
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                                -
--------------------------------------------------------------------------------

* May invest in Zero Coupon but not in Pay-In-Kind Bonds.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES DISCOVERY FUND                    |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTEMENTS       |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                 -
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                         -
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                             |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                         |X|
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                            |X|
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                      |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                         -
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES FOCUSED EQUITY FUND               |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                 -
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                                -
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                         -
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                             |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                         |X|
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                            |X|
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                      |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS             |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                        |X|
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS                                                       |X|
--------------------------------------------------------------------------------
FUTURES                                                       |X|
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                         |X|
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES GOVERNMENT FUND                   |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                 -
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                               |X|
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                         -
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                              -
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             -
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                          -
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                             -
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                    -
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                       -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                     -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                        |X|
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES GOVERNMENT FUND                   |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                                -
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                         -
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                             |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES                     |X|
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                         |X|
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                            |X|
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                      |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS             |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                        |X|
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                         |X|
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                            -
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                                -
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES HIGH YIELD FUND                   |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                              |X|
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                    |X|
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                            |X|
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                        |X|
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                             |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                          -
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                             -
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                       -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS             |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                         -
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES INTERNATIONAL SECURITIES          |X|FUND USES         - FUND MAY
FUND                                          OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                 -
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                              |X|
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                         -
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                             |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                         |X|
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                            |X|
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                      |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS             |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS            |X|
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                        |X|
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS                                                       |X|
--------------------------------------------------------------------------------
FUTURES                                                       |X|
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                         |X|
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES INVESTMENT GRADE FUND             |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                    |X|
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                            |X|
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                     |X|
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                        |X|
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                              -
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS             -
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                          -
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                             -
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                       -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS              -
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                         -
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES TARGET MATURITY 2007 FUND         |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                        |X|
--------------------------------------------------------------------------------
     INVERSE FLOATERS
--------------------------------------------------------------------------------
EQUITY SECURITIES
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                             -
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                         -
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

* May invest only if the company is not organized as an Investment Company.

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES TARGET MATURITY 2010 FUND         |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                        |X|
--------------------------------------------------------------------------------
     INVERSE FLOATERS
--------------------------------------------------------------------------------
EQUITY SECURITIES
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                             -
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                         -
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES TARGET MATURITY 2015 FUND         |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                               -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                     -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                        |X|
--------------------------------------------------------------------------------
     INVERSE FLOATERS
--------------------------------------------------------------------------------
EQUITY SECURITIES
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                             -
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                         -
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

--------------------------------------------------------------------------------
LIFE SERIES VALUE FUND                        |X|FUND USES         - FUND MAY
                                              OR CURRENTLY         USE BUT DOES
                                              ANTICIPATES         NOT ANTICIPATE
                                                 USING                USING
--------------------------------------------------------------------------------
DEBT SECURITIES                                               |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                |X|
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                              |X|
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                    |X|
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                             -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                      -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                               |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                     -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                        |X|
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                          -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                             |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS*                         |X|
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                            |X|
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                   |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                      |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                    |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS             |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS             -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                            |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                        |X|
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                           -
--------------------------------------------------------------------------------
OPTIONS                                                       |X|
--------------------------------------------------------------------------------
FUTURES                                                        -
--------------------------------------------------------------------------------
INTEREST RATE SWAPS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          -
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                           |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                               |X|
--------------------------------------------------------------------------------
* May invest only if the company is not organized as an Investment Company.

                                   APPENDIX B

                        INVESTMENT POLICIES OF THE FUNDS

      The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendices A and C of this SAI.

      For each Fund other than Value Fund, the Fund's investment objective, as set forth in its prospectus, is a fundamental investment policy that may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund, as defined by the Investment Company Act of 1940, as amended ("1940 Act"). As defined by the 1940 Act, "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Value Fund's investment object is a non-fundamental policy, which means that it may be changed without shareholder approval.

       Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Non-fundamental policies may be changed by the Board of a Fund without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a particular Fund's assets as a whole will not cause a violation of the following investment policies so long as percentage restrictions are observed by each Fund at the time it purchases any security.

      Each Fund will not:

      (1) Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its total assets.

      (2) Pledge assets, except that a Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the FOCUSED EQUITY FUND and INTERNATIONAL SECURITIES FUND's use of options, futures contracts or options on futures contracts.

      (3) Make loans, except by purchase of debt obligations and through repurchase agreements. However, Life Series Fund's Board may, on the request of broker-dealers or other unaffiliated institutional investors which they deem qualified, authorize a Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser or Subadviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans is greater than an amount equal to 10% of the Fund's total assets.

      (4) Purchase, with respect to only 75% of a Fund's assets, the securities of any issuer (other than the U.S. Government) if, as a result thereof, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer; provided that this limitation in (4) (a) does not apply to the FOCUSED EQUITY FUND; or (b) the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities).

      (5) Purchase securities on margin (but a Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities); provided, however, that FOCUSED EQUITY FUND and INTERNATIONAL SECURITIES FUND may make margin deposits in connection with the use of options, futures contracts and options on futures contracts.

      (6) Make short sales of securities.

      (7) Buy or sell puts, calls, straddles or spreads, except, as to FOCUSED EQUITY FUND and INTERNATIONAL SECURITIES FUND, with respect to options on securities, securities indices and foreign currencies or on futures contracts and VALUE FUND with regard to covered calls.

      (8) Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      (9) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

      (10) Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral explorations; provided, however, a Fund may invest in securities secured by real estate or interests in real estate, and FOCUSED EQUITY FUND and INTERNATIONAL SECURITIES FUND may purchase or sell options on securities, securities indices and foreign currencies, stock index futures, interest rate futures and foreign currency futures, as well as options on such futures contracts, and the VALUE FUND will not buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the VALUE FUND may purchase and sell futures contracts, options on futures contracts, securities that are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

      (11) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of a Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

      (12) Purchase or retain securities issued by an issuer any of whose officers, directors or security-holders is an officer or director, or Trustee of the Trust or of its investment adviser if or so long as the officers, directors and Trustees of the Trust and of its investment adviser, together, own beneficially more than 5% of any class of the securities of such issuer.

      The INTERNATIONAL SECURITIES FUND has a fundamental policy (which may only be changed by shareholder vote) to invest no more than 35% of its total assets in securities of U.S. companies, obligations of the U.S. government, its agencies and instrumentalities, and cash or cash equivalents denominated in U.S. dollars.

      The following investment restrictions are not fundamental and can be changed without prior shareholder approval:

      1. RESTRICTED SECURITIES. EACH FUND will not purchase any security if, as a result, more than 15% (10% for CASH MANAGEMENT FUND) of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Board, or a Fund's investment adviser or subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for Section 4(2) commercial paper and securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

      2. HIGH YIELD SECURITIES. The HIGH YIELD FUND may invest up to 15% of its total assets in securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization ("Distressed Securities"). The BLUE CHIP FUND and VALUE FUND may not invest more than 5% of their net assets in corporate debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P") (commonly known as "high yield" or "junk" bonds). The INVESTMENT GRADE FUND may invest no more than 10% of the Fund's net assets in debt securities rated lower than Baa by Moody's or BBB by S&P (including securities that have been downgraded) or, if unrated, deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P.

      3. FOREIGN INVESTMENTS. THE BLUE CHIP, DISCOVERY, FOCUSED EQUITY, GROWTH and VALUE FUNDS may invest without limitation in securities of foreign companies that are U.S. dollar denominated and listed and traded on a U.S. securities exchange, or the Nasdaq Stock Market ("Nasdaq"), either directly or through depository receipts. Although each of these Funds may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, they will not invest more than 5% of their total assets in such securities. The HIGH YIELD FUND may invest in debt securities issued by foreign governments and companies and in foreign currencies for the purpose of purchasing such securities. However, the High Yield Fund may not invest more than 5% of its total assets in debt securities issued by foreign governments and companies that are denominated in foreign currencies. The INTERNATIONAL SECURITIES FUND may invest up to 25% of its total assets in unlisted securities of foreign issuers; provided, however, that no more than 15% of the value of its net assets may be invested in unlisted securities with a limited trading market and other illiquid investments. The INVESTMENT GRADE FUND may invest up to 10% of its net assets in corporate or government debt securities of foreign issuers that are U.S. dollar denominated and traded in U.S. markets.

      4. WHEN ISSUED OR DELAYED DELIVERY SECURITIES. THE GOVERNMENT FUND may not invest more than 25% of its net assets in securities issued on a when-issued or delayed delivery basis. The FOCUSED EQUITY, GROWTH, HIGH YIELD, INTERNATIONAL SECURITIES, INVESTMENT GRADE, TARGET MATURITY 2007, TARGET MATURITY 2010, TARGET MATURITY 2015 and VALUE FUNDS may not invest more than 5% of their net assets in securities issued on a when-issued or delayed delivery basis.

      5. TARGET MATURITY DEBT RATINGS. The TARGET MATURITY 2007, TARGET MATURITY 2010, and TARGET MATURITY 2015 FUNDS may only invest in debt securities rated A or better by Moody's or S&P or in unrated securities that are deemed to be of comparable quality by the Adviser.

      6. WARRANTS. The HIGH YIELD FUND may invest up to 35% of its total assets in warrants. The INTERNATIONAL SECURITIES FUND may invest up to 15% of its total assets in warrants. The VALUE FUND may invest up to 65% of its total assets in warrants.

      7. COUNTRY  DIVERSIFICATION.  Under   normal   market   conditions,   the
INTERNATIONAL SECURITIES FUND must allocate assets to at least three countries, including the United States.

                                   APPENDIX C

                                      TAXES

      Shares of the Funds are offered only to the Separate Accounts. See the applicable Separate Account Prospectus for a discussion of the special taxation of First Investors Life with respect to those accounts and of the Policyowners and Contractholders.

      To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a Fund - each Fund being treated as a separate corporation for these purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, in excess of net short-term capital gain over net long-term capital loss and, for INTERNATIONAL SECURITIES FUND, FOCUSED EQUITY FUND, DISCOVERY FUND, HIGH YIELD FUND AND VALUE FUND (each a "Foreign Fund"), net gains from certain foreign currency transactions, all determined without regard to any deductions for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or, for a Foreign Fund, foreign currencies, or other income (including, for INTERNATIONAL SECURITIES FUND and FOCUSED EQUITY FUND, gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or, for a Foreign Fund, those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, a Fund will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (3) most importantly, each Separate Account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (see below), with the result that the Contracts and Policies supported by those accounts would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Each  Fund  intends  to  continue  to  comply  with  the   diversification
requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M of the Code (described above), place certain limitations on the assets of each Separate Account -- and of each Fund, because section 817(h) and those regulations treat the assets of a Fund as assets of the related Separate Account -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a Fund's total assets may be represented by one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions are considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of First Investors Life and treatment of the Contractholders and Policyowners other than as described in the Prospectuses of the Separate Accounts.

      The Foreign Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if any Foreign Fund holds stock of a PFIC, it will be subject to Federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Foreign Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Foreign Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If a Foreign Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Foreign Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Foreign Fund probably would have to distribute to satisfy the Distribution Requirement even if the QEF did not distribute those earnings and gain to the Foreign Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      A Foreign Fund may elect to "mark-to-market" stock in any PFIC that is "marketable". "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over a Foreign Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, a Foreign Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Foreign Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Foreign Fund's adjusted basis in each PFIC's stock subject to this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Dividends and interest a Foreign Fund receives, and gains a Foreign Fund realizes, may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      Certain Funds may acquire zero coupon or other securities issued with original issue discount. As a holder of those securities, a Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary.

A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      A Fund's use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from a Foreign Fund's disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Some futures, foreign currency contracts and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which a Fund invests may be subject to section 1256 of the Code (collectively "section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as through they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, a Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

      Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend.

      Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures or forward contract may constitute a "straddle" for Federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

      If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

      If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                   STATEMENT OF ADDITIONAL INFORMATION PART II

                                DATED MAY 1, 2003


Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated. The First Investors Family of Funds (or "First Investors Funds") consist of fourteen (14) registered investment companies: First Investors Cash Management Fund, Inc., First Investors Fund for Income, Inc., First
Investors Global Fund, Inc., First Investors Government Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Series Fund, First Investors Series Fund II, Inc., First Investors Special Bond Fund, Inc., First Investors Tax-Exempt Money Market Fund, Inc., First Investors U.S. Government Plus Fund and Executive Investors Trust. The term "Fund" as used herein shall also include each individual series of each Fund, except as otherwise indicated.






                           TABLE OF CONTENTS - PART II
                           ---------------------------

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS..............................2
  I.    DEBT SECURITIES......................................................2
  II.  EQUITY SECURITIES.....................................................6
  III. FOREIGN SECURITIES EXPOSURE...........................................7
  IV.  RESTRICTED AND ILLIQUID SECURITIES....................................9
  V.   WHEN-ISSUED SECURITIES................................................9
  VI.   STANDBY COMMITMENTS..................................................9
  VII. FUTURES AND OPTIONS..................................................10
  VIII.  INTEREST RATE SWAPS................................................14
  IX.  REPURCHASE AGREEMENTS................................................15
  X.   TEMPORARY BORROWING..................................................15
  XI.  TEMPORARY DEFENSIVE INVESTMENTS......................................15
PORTFOLIO TURNOVER..........................................................15
MANAGEMENT OF THE FUNDS.....................................................15
RESPONSIBILITIES OF THE BOARD OF THE FUNDS..................................17
BOARD CONSIDERATION OF ADVISORY AGREEMENTS..................................17
UNDERWRITER AND DEALERS.....................................................18
DISTRIBUTION PLANS..........................................................19
DETERMINATION OF NET ASSET VALUE............................................20
ALLOCATION OF PORTFOLIO BROKERAGE...........................................22
PERFORMANCE INFORMATION AND ADVERTISING.....................................22
CREDIT RATINGS INFORMATION..................................................27
GENERAL INFORMATION.........................................................31

                 DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS


      The following are descriptions of investment strategies that are used by one or more of the Funds within the First Investors family of Funds, as well as the risks of those strategies. To determine which strategies are used by a particular First Investors Fund, you must review the prospectus and Appendices A and B of Part I of this SAI. The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies. Appendix A contains schedules listing the investment strategies that may be used by each Fund covered by the SAI. Appendix B of this SAI describes the investment policies that may limit or restrict the Fund's ability to use certain investment strategies. Thus, references below to "Funds" or a "Fund" refer to those Funds that are authorized to invest in the described securities.

I.    DEBT SECURITIES.

      The Funds may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security increases. This is referred to as interest rate risk. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit or an increase in the price of commodities such as oil.

      The market value of most debt securities is influenced by the credit risks associated with such security. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade or may be unrated. Debt obligations rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") are considered investment grade. Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as "High Yield Securities." In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations which are rated Baa by Moody's or BBB by S&P have speculative characteristics.

      A. COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS. The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations to finance their current operations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as Section 3(a)(3) or 4(2). The commercial paper purchased by the Funds may be liquid or illiquid. See "Restricted and Illiquid Securities" for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Funds may be rated or unrated. The commercial paper purchased by the Funds may also take the form of short term promissory notes that are backed by assets, such as credit card and other receivables. See "Other Asset-Backed Securities."

      B. CORPORATE BONDS AND NOTES. The Funds may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities. See "Convertible Debt Securities." The Funds may also invest in debt securities that are accompanied by warrants or rights which are convertible into the issuer's equity securities. The Funds may sell or retain such warrants or rights.

      C. CONVERTIBLE DEBT SECURITIES. The Funds may invest in convertible debt securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer's equity securities.

      D. HIGH YIELD SECURITIES. The Funds may invest in high yield, high risk securities also known as junk bonds ("High Yield Securities"), including securities of companies that are in default or undergoing bankruptcy or reorganization ("Distressed Securities). High yield securities include bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by

Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Funds to be of equivalent quality.

      Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

      The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There is frequently less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

      The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

      The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

      If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

      A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Fund's investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

      E. MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the principal which is part of the regular monthly payments.

      There are three types of interest rate risk associated with mortgage-backed securities. The first is ordinary interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third type of interest rate risk is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

      Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) are guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation). Guarantees by agencies or instrumentalities of the U.S. Government are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

      F. OTHER ASSET-BACKED SECURITIES. The Funds may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

      To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

      G. MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are "general obligation" and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general money market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

      Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that some or all of the interest income that a Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service ("IRS"), applicable state tax authorities, or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

      H. U.S. GOVERNMENT SECURITIES. The Funds may invest in all types of U.S. Government Securities. U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation). The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

      The Funds may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security which has been separated from all the other interest payments as well as the security itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See "Zero Coupon and Pay-In-Kind Securities." These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

      The Funds may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

      I. VARIABLE RATE AND FLOATING RATE SECURITIES. The Funds may invest in variable rate and floating rate securities. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

      The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

      J. ZERO COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay interest through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned each year on zero coupon securities and the "interest" on pay-in-kind securities must be accounted for by the Fund that holds the securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Each Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

      K. INVERSE FLOATERS. The Funds may invest in securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See "Restricted and Illiquid
Securities" for the risks of illiquid securities. The market value of such securities generally is more volatile than that of a fixed rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

II.   EQUITY SECURITIES

      A. COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS. The Funds may invest in all types of equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks. Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. The Funds may invest in equity securities of foreign companies directly or through depository receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities Exposure" for the additional information on the associated strategies and risks. The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

      B. SHARES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the shares of other investment companies, including Exchange Traded Funds ("ETFs") that are registered as investment companies. Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See "Shares of Exchange Traded Funds." Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses. A Fund that invests in an investment company or an ETF will bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

      C. SHARES OF EXCHANGE-TRADED FUNDS. ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks. ETFs typically seek to replicate selected indices. The value of an ETF is usually determined by demand for the underlying securities themselves. Although the value of an ETF is related to the ETF's underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value. In addition, a failure to maintain the exchange listing of an ETF's shares and substantial market or other disturbances could adversely affect the value of such securities.

      ETFs may or may not be registered as investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor's Depository Receipts ("SPDRs"). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts ("HOLDRs"), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered or not registered as investment companies, expose the Funds to additional fees.

      D. REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in stocks of real estate investment trusts ("REITs"). Equity REITS invest in income producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. REITs may invest in both real estate and real estate loans.

      Unlike most corporations, REITs do not have to pay federal income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income for rents, mortgages, and sales of property. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

      REITs are subject to real estate industry risk. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of IRS status as a qualified REIT may also affect an individual REIT's performance.

      REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

      REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See "Restricted and Illiquid Securities" for the risks of illiquid securities.

III.  FOREIGN SECURITIES EXPOSURE

      The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or Exchange Traded Funds ("ETFs") (generally "foreign securities"). Investing in foreign securities involves more risk than investing in U.S. securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

      A. DEPOSITORY RECEIPTS. The Funds may invest in securities issued by foreign companies through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

      GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

      B. FOREIGN SECURITIES TRADED IN THE U.S. The Funds may invest directly in foreign equity or debt securities that are traded in the U.S. Such securities are generally denominated in U.S. dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the U.S. ("Yankee Bonds"). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the U.S., and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See "Restricted and Illiquid Securities" for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the U.S. securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

      C. FOREIGN SECURITIES TRADED IN FOREIGN MARKETS. The Funds may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.

      D. FOREIGN SECURITIES TRADED IN EMERGING MARKETS. The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed.
There are special risks associated with investing in emerging markets in addition to those described above in "Foreign Securities Traded in Foreign Markets." These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

IV.   RESTRICTED AND ILLIQUID SECURITIES

      The Funds may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 ("1933 Act"). Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutionally buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings. The Funds may register restricted securities for resale. The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

      Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. The Funds consider restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Directors or Trustees of the Funds. The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

      It may be difficult or impossible for the Funds to resell restricted or illiquid securities. As a result, the Funds could suffer losses by investing in such securities. It may also be difficult to value such securities. The Funds could also incur costs (such as registration fees) to resell restricted securities.

V.    WHEN-ISSUED SECURITIES

      The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

VI.   STANDBY COMMITMENTS.

      The Funds may acquire standby commitments from banks with respect to securities held by the Funds. Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund's option. A standby commitment is similar to a put option for a particular security in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

      The Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by the Fund are not added to the computation of the Fund's net asset value and are valued at zero. When the Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for the Fund is not affected by standby commitments.

VII.  FUTURES AND OPTIONS.

      The Funds may use financial futures, options or forward currency contracts as part of their investment strategies. The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure.

      The Funds may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

      The Funds may write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase above the strike prices of the options during the terms of the options. When a Fund writes a covered call option, the Fund is attempting to increase the income it receives by holding the underlying security. However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

      The main risks associated with using these instruments are discussed below. A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund. Moreover, there can be no assurance that any strategy will succeed. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments may be limited by tax considerations.

      To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's or a Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

      No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

      Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser's or Subadviser's, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to a Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

      Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

      Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

      Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

      A Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

      Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

      Options on foreign currency futures contracts may involve certain additional risks. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

      To the extent that a Fund enters into futures contracts or options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the in-the-money amount for options that are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any contracts into which the Fund has entered. This policy does not limit a Fund's assets at risk to 5%.

      A Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

      The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's or the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

      Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

      A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      Index options are settled exclusively in cash. If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

      A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

      The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII. INTEREST RATE SWAPS.

      The Funds may invest in interest rate swap transactions. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal for a specified period of time.

      The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date or for any legal purpose consistent with its investment objective and policies.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the investment, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. A Fund's obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counterparty will be maintained in a segregated account. Each Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities. Accordingly, the Funds will not treat them as being subject to the Funds' borrowing restrictions.

      The Funds will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund's Board. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

      The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

      The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Fund is incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable that it would have been if this investment technique were not used.

IX.   REPURCHASE AGREEMENTS.

      The Funds may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities which are subject to repurchase agreements, however, may have long maturities. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

X.    TEMPORARY BORROWING.

      The Funds may borrow for temporary or emergency purposes in amounts not exceeding their investment policies. Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

XI.   TEMPORARY DEFENSIVE INVESTMENTS.

      From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. For a description of commercial paper and other short-debt instruments, see "Commercial Paper and Other Short-Term Investments." When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see "Debt Securities", "Commercial Paper and Other Short-Term Investments", and "Foreign Securities Exposure."


                               PORTFOLIO TURNOVER

      Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or Subadviser (as applicable), investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


                             MANAGEMENT OF THE FUNDS

      Investment advisory services to each Fund are provided by FIMCO ("the Adviser"), pursuant to separate Investment Advisory Agreements (each, an
"Advisory Agreement"). Prior to December 18, 2000, Executive Investors Management Company, Inc. ("EIMCO") served as investment adviser to Insured Tax Exempt Fund II, pursuant to an agreement. FIMCO is a wholly owned subsidiary of

First Investors Consolidated Corporation, and its address is 95 Wall Street, New York, NY 10005.

      Pursuant to each Advisory Agreement, FIMCO is responsible for supervising and managing each Funds' investments, determining each Funds' portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Directors/Trustees. The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

      Each Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

      Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI. Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

      FIMCO has an Investment Committee composed of the Chairman, President, and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of each of the Funds. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

      First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.

      Wellington Management Company, LLP ("WMC") serves as the investment subadviser to the Global, All-Cap Growth, Focused Equity, Life Series Growth, Life Series Focused Equity and Life Series International Funds pursuant to subadvisory agreements ("Subadvisory Agreements"). Under these Subadvisory Agreements, WMC is responsible for managing each Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying WMC a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund. Each Subadvisory Agreement provides that it will continue for a period or more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that it will terminate automatically if assigned or upon their termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the Subadviser upon not more than 60 days' nor less than 30 days' written notice. Each Subadvisory Agreement provides that WMC will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio mangers and other access persons of the Funds. Subject to certain exemptions, all access persons, except the disinterested Directors/Trustees of the Funds: (a) must have all non-exempt trades in covered securities pre-cleared; (b) are prohibited from trading in covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (c) are prohibited from retaining profits from short-term trading in covered securities; (d) must provide duplicate account statements and confirmations to a compliance officer; and (e) are prohibited from purchasing covered securities in initial public offerings or limited offerings unless a compliance officer determines that there is no actual or apparent conflict among the interests of the access persons and the Funds. Similarly, WMC has adopted a Code of Ethics which governs the personal securities trading and conduct of its portfolio managers and other access persons of its mutual fund clients, including the First Investors Funds. Among other things, WMC Code of Ethics requires its access persons to preclear personal securities transactions prior to execution, it imposes "black out restrictions" on buying or selling securities that are being bought or sold by WMC mutual fund clients, and it requires access persons to file reports of personal securities transactions.


                   RESPONSIBILITIES OF THE BOARD OF THE FUNDS

      There is one common Board of the Funds within the First Investors Family of Funds. The Board plays an important supervisory role with respect to oversight of the management of the Funds. Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and subadviser, as applicable, pursuant to delegated authority.

      The Independent Directors have established an "Independent Directors Committee," which is comprised of all the Independent Directors. (Independent Directors are also referred to as Disinterested Directors.) This Committee elects from its members a chairperson, who serves for a one-year term and until a successor is elected. The Independent Directors Committee is responsible for, among other things, nominating and selecting persons to serve as Independent Directors on the Board, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors, overseeing the Funds' accounting and financial reporting, approving the selection, retention, or termination of auditors, evaluating the independence of the auditors, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, monitoring the performance and independence of legal counsel to Independent Directors, and reviewing all matters that require approval of the Independent Directors under the 1940 Act and the rules thereunder. Presently, the Committee does not consider nominees recommended by shareholders. The Committee met 10 times during the last fiscal year.


                   BOARD CONSIDERATION OF ADVISORY AGREEMENTS

      Each Advisory and Subadvisory Agreement has been approved by the Board of the Funds, including a majority of the Directors/Trustees who are not parties to the Funds' Advisory Agreement or "interested persons" (as defined in the 1940
Act) of any such party ("Independent Directors/Trustees"), in person at a meeting called for such purpose.

      The Board most recently approved the Advisory and Subadvisory Agreements for each of the Funds in the First Investors Family of Funds at its meeting on May 16, 2002. The Independent Directors/Trustees were represented by independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Independent Directors/Trustees met separately with their independent legal counsel prior to the formal board meeting to discuss matters relating to their consideration of the Advisory and Subadvisory Agreements.

      The Board reviewed and considered the information provided to it in advance of the meeting in response to the request of the Independent Directors/Trustees, the presentations made by management at the meeting and a variety of factors in approving the Advisory and Subadvisory Agreements for the Funds. The factors considered by the Board included, but were not limited to, the following:

o The Board considered the nature and quality of services provided by the Funds' investment adviser, FIMCO, and by the subadviser, in the case of Funds that have a subadviser. In this regard, the Board reviewed the qualifications of the key portfolio management, compliance and administrative personnel who provide services to each of the Funds, each Fund's performance for each of the prior five years (or shorter period, if applicable) both on an absolute basis and relative to its Lipper peer group, and each Fund's performance relative to an appropriate index. The

      Board also considered the steps taken by FIMCO to improve the performance of certain of its Funds, including the hiring of a new Director of Equities, the hiring of a new small-cap portfolio manager, and the addition of an equity analyst.

o The Board considered the fees and expenses of the Funds, including the fee breakpoint schedules. Among other things, the Board reviewed the advisory fee schedule of the Funds, the advisory fees paid by the Funds, the advisory fees waived by FIMCO (if any), the Fund expenses assumed by FIMCO (if any), the portfolio turnover of the Funds, the net expense ratios of the Funds for the past five years (or shorter period, if applicable), and the average and median net expense ratios of funds within each of the Fund's Lipper peer groups for the past five years (to the extent available). In the cases of Funds that have a subadviser, the Board also considered the subadvisory fees paid by FIMCO to the subadviser.

o The Board considered FIMCO's profitability from the Advisory Agreements. The Board reviewed a report showing the income received by FIMCO from management fees, a breakdown of the direct and indirect expenses incurred by FIMCO in earning the fees, FIMCO's pre-tax profit without regard to distribution expenses, and FIMCO's pre-tax profit after distribution expenses. The Board also reviewed a five-year analysis of FIMCO's profitability. In the case of Funds that have a subadviser, the Board considered profitability information furnished by the subadviser.

o     The  Board  considered   information  from  FIMCO  relating  to  potential
      economies of scale in managing the Funds.

o The Board considered the nature, quality and costs of the non-investment management services provided, and the incidental or "fall-out" benefits that FIMCO and its affiliates may receive as a result of FIMCO's management of the Funds. Among other things, the Board received information regarding the direct and indirect income received by FIMCO's affiliated broker-dealer, transfer agent, and bank as a result of FIMCO's management of the Funds. The Board also considered detailed information concerning the use of Rule 12b-1 fees paid by the Funds.

o The Board considered FIMCO's policies with respect to best execution, allocation of brokerage, and soft dollar research. In this regard, the Board reviewed, among other things, the portfolio turnover rate of the Funds and the extent to which brokerage of the funds in the First Investors Fund family is used to acquire research that is used by FIMCO, and the extent to which this may benefit the Funds.

      Based upon the foregoing and other factors, the Board, including the Independent Directors/Trustees, concluded that the continuation of each of the Advisory and Subadvisory Agreements is in the best interests of the applicable Fund and its respective shareholders, and unanimously approved the continuation of each Advisory and Subadvisory Agreement.


                             UNDERWRITER AND DEALERS

      Each Fund except the Life Series Funds has entered into an underwriting agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") which requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was approved by each Fund's Board, including a majority of the Independent Directors. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.

      The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund and Tax-Exempt Money Market Fund, as well as the amount of the sales charge which is reallowed to dealers selling the shares:



                                   SALES CHARGE AS % OF          CONCESSION TO
                                                 NET AMOUNT    DEALERS AS A % OF
AMOUNT OF INVESTMENT           OFFERING PRICE     INVESTED      OFFERING PRICE
--------------------           --------------    ----------     --------------
Less than $100,000.............     5.75%            6.10%          4.72%
$100,000 but under $250,000....     4.50             4.71           3.69
$250,000 but under $500,000....     3.50             3.63           2.87
$500,000 but under $1,000,000..     2.50             2.56           2.05



                               DISTRIBUTION PLANS

      Each Fund,  except First  Investors  Life Series Fund and First  Investors
Special Bond Fund, Inc., has adopted one or more Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds that have adopted Distribution Plans have separate plans for their Class A and Class B shares ("Class A Plan" and "Class B Plan" or "Plans") except for the First Investors Cash Management Fund which only has a Class B Plan. Under the Plans, each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class B Plan is a compensation plan. With respect to the Equity Funds, each Class A Plan is a compensation plan. With respect to the Taxable Bond Funds and the Tax Exempt Funds, each Class A Plan is a reimbursement plan, except for Investment Grade Fund Class A Plan which is a compensation plan and Tax-Exempt Money Market Fund Class A Plan which is a defensive plan.

      Each Plan was approved by the applicable Fund's Board, including a majority of the Independent Directors. Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund's Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

      Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

      In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

      In reporting amounts expended under the Plans to the Directors, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

      Tax-Exempt Money Market Fund has adopted a so-called "defensive" plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act ("Money Market Class A Plan"). No fees are paid by the Fund under this Plan. The

Underwriter of the Fund may, at its discretion, pay a fee to certain Dealers for distribution services and administrative support services. These fees (if any) are covered by the Plan only if they are deemed to be paid indirectly by the Fund. The services covered by the defensive Money Market Class A Plan may include, but shall not be limited to, providing office space, equipment, telephone facilities and various personnel including clerical, supervisory and possibly computer, as is necessary or beneficial to establish and maintain Class A shareholder accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations and addresses and providing such other services as the Fund may reasonably request. The schedules of fees (if any) and the basis upon which such fees will be paid is determined from time to time by the Underwriter.

      The Underwriter has the right to select, in its sole discretion, Dealers to participate in the Money Market Class A Plan and has the right to terminate with or without cause and in its sole discretion any agreement with a Dealer. Any agreement may be terminated, without penalty, at any time, by a vote of a majority of the Independent Directors upon not more than 60 days' written notice to any Dealer, or by vote of a majority of the outstanding Class A voting securities of Tax-Exempt Money Market Fund, or upon notice by the Underwriter.

      Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.



                        DETERMINATION OF NET ASSET VALUE

ALL FUNDS EXCEPT CASH MANAGEMENT FUND, LIFE SERIES CASH MANAGEMENT FUND AND TAX-EXEMPT MONEY MARKET FUND.
---------------------------------------------------------------------------

      For each Fund, other than the Cash Management Fund, the Life Series Cash Management Fund, and the Tax-Exempt Money Market Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund's Board. In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default. Debt obligations with maturities of 60 days or less are valued at amortized cost.

      "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

CASH MANAGEMENT FUND, LIFE SERIES CASH MANAGEMENT FUND AND TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------

      Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in each Fund's Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      Each Fund's Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 13 months, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and recordkeeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

EMERGENCY PRICING PROCEDURES FOR ALL FUNDS
------------------------------------------

      Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

      In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

            (a) In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge offices prior to the close of regular trading on the NYSE; and

            (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

                        ALLOCATION OF PORTFOLIO BROKERAGE

      The Adviser or Subadviser, as applicable, may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. In agency transactions, the Funds generally pay brokerage commissions. In principal transactions, the Funds may pay a dealer commission, "mark-up," or selling concession. In the case of a riskless principal transaction, the Funds may pay a "commission" if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission. The Funds may purchase certain money market instruments directly from an issuer without paying commissions or discounts.

      In purchasing and selling portfolio securities on behalf of a Fund, the Adviser or Subadviser, as applicable, will seek to obtain best execution. A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a Subadviser, to either the Adviser or Subadviser. Additionally, when directed by the Board, the Adviser or Subadviser, as applicable, also uses dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser or Subadviser and the Fund's Board to analyze a Fund's performance relative to other comparable funds. The Subadviser may use research obtained with commissions to service their other clients.

      In   selecting   the   broker-dealers   to  execute  a  Fund's   portfolio
transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing Fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of a Fund.

      The Adviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Family of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board.


                     PERFORMANCE INFORMATION AND ADVERTISING

PERFORMANCE INFORMATION
-----------------------

      A Fund may advertise its total return as discussed below. A Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

            T=[(ERV/P)^(1/n)]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            (ERV-P)/P = TOTAL RETURN

      Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, the Fund will deduct the maximum sales charge of 5.75% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

            P(1+T)^n = ATVD

      An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

            P(1+T)^n = ATVDR

      Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

      Each Fund may also advertise its yield as discussed below. Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interested earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

      Tax-equivalent yield during the base period may be presented in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting a Fund's tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal to the Fund's tax-exempt yield.

      To calculate a taxable bond yield which is equivalent to a tax-exempt bond yield (for federal tax purposes), shareholders may use the following formula:


        Tax Free Yield/[1 - Your Tax Bracket] = Taxable Equivalent Yield

      To calculate a taxable bond yield which is equivalent to a tax-exempt bond yield (for state and federal tax purposes), shareholders may use the following formula:

      Tax Free Yield/[1 - [[(1-Your Federal Tax Bracket) x State Rate] + Your Federal Tax Bracket]] = Taxable Equivalent Yield

      The Cash Management Fund, Life Series Cash Management Fund, and Tax-Exempt Money Market Fund may advertise current yield quotations based on its daily dividends. Each Fund declares dividends daily and pays dividends monthly from net investment income.

      For purposes of current yield quotations, dividends per share for a seven-day period are annualized (using a 365-day year basis) and divided by each Fund's average net asset value per share for the seven-day period. The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing a Fund's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

      In addition to providing current yield quotations, each Fund provides effective yield quotations for a base period return of seven days. Each Fund may also advertise yield for periods other than seven days, such as thirty days or twelve months. In such cases, the formula for calculating seven-day effective yield will be used, except that the base period will be thirty days or 365 days rather than seven days. An effective yield quotation is determined by a formula that requires the compounding of the unannualized base period return.
Compounding is computed by adding 1 to the annualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

OTHER INFORMATION
-----------------

      Each Fund may advertise some or all of its holdings and may include in advertisements and sales literature, information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gain distributions in additional shares. These examples may also include hypothetical returns comparing taxable versus tax-deferred growth which would pertain to an IRA, section 403(b)(7) Custodial Account or other qualified retirement program. The examples used will be for illustrative purposes only and are not representations by a Fund of past or future yield or return.

      From time to time, in reports and promotional literature, each Fund may compare its performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities. In doing so, the reports and literature may refer to sources such as:

      Donoghue's Money Fund Average, a published statistic indicating the performance of money market mutual funds.

      Bank Rate Monitor Index, a published statistic indicating a composite interest rate available through banks on their money market deposit accounts.

      Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

      Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the Funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

      Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

      Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S. Treasury and agencies of the U.S. Government.

      THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., Credit Suisse First Boston, Salomon Smith Barney, Morgan Stanley Dean Witter & Co., Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette, Value Line, Datastream International, HBSC James Capel, Warburg Dillion Read, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

      Reuters, a wire service that frequently reports on global business.

      The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

      The Credit Suisse First Boston High Yield Index is designed to measure the performance of the high yield bond market.

      Ibbotson Associates, Inc. which provides performance data on different types of investments, including performance on different types of bonds and different types of stocks (E.G., by capitalization range).

      The Lehman Brothers Aggregate Index is an unmanaged index which generally covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities.

      The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million.

      Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

      Lehman Brothers, Inc., "The Global Family of Indices," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

      The Morgan Stanley All Country World Free Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

      The Morgan Stanley World Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges.

      The  NYSE  composite  of  component   indices--unmanaged  indices  of  all
      industrial, utilities, transportation, and finance stocks listed on the NYSE.

      The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization.

      The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization.

      The Russell 3000 Index, prepared by the Frank Russell Company, consists of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investible U.S. equity market. The Russell 3000 tracks the return on these stocks based on price appreciation and depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

      The Russell 3000 Growth Index, prepared by the Frank Russell Company, consists of those Russell 3000 Index securities with above average growth orientation. Securities in this index generally have higher price-to-book and price-earnings ratios.

      The Salomon Brothers Government Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies.

      The Salomon Brothers Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes.

      The   Standard   &   Poor's   400   Mid-Cap    Index   is   an   unmanaged
      capitalization-weighted index that is generally representative of the U.S. market for medium cap stocks.

      The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

      The Standard & Poor's Small-Cap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

      The Standard & Poor's Utilities Index is an unmanaged capitalization weighted index comprising common stock in approximately 41 electric, natural gas distributors and pipelines, and telephone companies. The Index assumes the reinvestment of dividends.

      From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE WALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.

      The Funds may also publish information concerning the benefits of asset allocation, which may include illustrations of potential allocations among stock funds, bond funds, and money market funds by age, objective or risk tolerance.

      From time to time, in reports and promotional literature as well as in the prospectus, the Focused Equity Fund and Life Series Focused Equity Fund may report their performance for the period of time WMC has acted as investment subadviser.

      From time to time, in reports and promotional literature as well as in the prospectus, the Value Fund and Life Series Value Fund may report their performance for the period of time since they changed their investment objectives and fundamental investment limitations.




                           CREDIT RATINGS INFORMATION

STANDARD & POOR'S ("S&P") LONG-TERM CREDIT RATINGS
--------------------------------------------------

      S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

      - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      -  Nature of and provisions of the obligation;

      - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI The rating "CI" is reserved for income bonds on which no interest is being paid.

      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------

      Moody's issues the following credit ratings to long-term bonds and preferred stock.

      Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Bad Bonds, which are rated "Bad", are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds, which are rated "B" generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      CAE Bonds, which are rated "CAE", are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P CREDIT RATINGS FOR COMMERCIAL PAPER
---------------------------------------

      An S&P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

      A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

      A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

      B Issues rated `B' are regarded as having only speculative capacity for timely payment.

      C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

      D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S SHORT-TERM CREDIT RATINGS
---------------------------------

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      PRIME 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              o   Leading market positions in well-established industries.

              o   High rates of return on funds employed.

              o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

              o Well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME 2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      PRIME 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P'S RATINGS GROUP SHORT-TERM ISSUE CREDIT RATINGS
---------------------------------------------------

      S&P issues the following credit ratings for short-term debt issues. These ratings reflect the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

            - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

            - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

      SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

      SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM MUNICIPAL DEBT CREDIT RATINGS
------------------------------------------------

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., ,Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protections are ample, although not as large as in the preceding group.

      MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

      SG  This  designation  denotes   speculative-grade  credit  quality.  Debt
instruments in this category may lack sufficient margins of protection.

                               GENERAL INFORMATION
                               -------------------

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for the Global and Life Series International Funds, and employs foreign sub-custodians to provide custody of foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the Global and Life Series International Funds and employs foreign subcustodians to provide custody of their foreign assets.

      AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Funds.

      TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund, except for Cash Management Fund and Tax-Exempt Money Market Fund, by the Transfer Agent are $7.50 to open a non-retirement account; $15.00 to open a retirement account; $10.00 for each certificate issued; $1.20 per account per month; $15.00 for each legal transfer of shares; $0.25 per account per dividend declared; $5.00 for each exchange of shares into an existing Fund account; $7.50 for each partial withdrawal or complete liquidation from a non-retirement account and $15.00 for a retirement account; $1.00 for each Systematic Withdrawal Plan check; $0.75 each payment; and $1.00 per account per report required by any governmental authority. The fees charged to the Cash Management Fund and the Tax-Exempt Money Market Fund by the transfer agent are $2.00 per account per month and $1.00 per account per report required by any governmental authority. In addition, the Fund shall reimburse the Transfer Agent for all out-of-pocket costs including, but not limited to, the costs of postage, insurance, forms, envelopes, telephone lines and other similar items, counsel fees, including fees for the preparation of the Transfer Agent Agreement and review the Fund's registration statements and application forms. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to forfeiture of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

      SHAREHOLDER LIABILITY. The First Investors Series Fund, First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors U.S. Government Plus Fund, and Executive Investors Trust are organized as "Massachusetts business trusts." Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Fund's Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. Each Fund's Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund. Each Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. Each Fund's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

                            PART C. OTHER INFORMATION

ITEM 23.   EXHIBITS

     (a)       Declaration of Trust(2)

     (b)       By-laws2

     (c) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Declaration of Trust and (b) Articles III and V of Registrant's By-laws

     (d)(i) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc., including form of Schedule A relating to Zero Coupon 2007 Series(1)

     (d)(ii) Subadvisory Agreement among First Investors Management Company, Inc., First Investors Life Series Fund and Wellington Management Company(7)

     (e)       Underwriting Agreement - none

     (f)       Bonus, profit sharing or pension plans - none

     (g)(i)    Custodian   Agreement  between   Registrant  and  Irving  Trust
               Company(3)

     (g)(ii)   Custodian   Agreement  between   Registrant  and  Brown  Brothers
               Harriman & Co. with respect to International Securities Series(3)

     (g)(iii) Supplement to Custodian Agreement between Registrant and The Bank of New York(3)

     (g)(iv) Amendment to Custody Agreement between Registrant and The Bank of New York(7)

     (g)(v) Foreign Custody Manager Agreement between Registrant and The Bank of New York(7)

     (g)(vi) Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. and 17f-5 Delegation Schedule(7)

     (h)(i) Transfer Agent Agreement between Registrant and Administrative Data Management Corp.(4)

     (h)(ii)   Amended Schedule A to Transfer Agent Agreement(5)

     (i)       Opinion and Consent of Counsel - filed herewith

     (j)(i)    Consent of Independent Accountants - filed herewith

     (j)(ii)   Powers  of  Attorney  for  Ms.  Head  and  Messrs.   Head,  Reed,
               Rubinstein, Srygley, Sullivan and Wentworth(2)

     (j)(iii)  Power of Attorney for Mr. Grohol(6)

     (j)(iv)   Power of Attorney for Mr. Lavoie(6)

     (k)       Financial statements omitted from prospectus - none

     (l)       Initial capital agreements - none

     (m)       Distribution Plan - none

     (n)       Plan pursuant to Rule 18f-3 - none

     (o)       Reserved

     (p)(i) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters(5)

     (p)(ii)   Code of Ethics for Wellington Management Company LLP(4)

_______________________________
1 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to Registrant's Registration Statement (File No. 2-98409), filed on February 15, 1995.
2 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to Registrant's Registration Statement (File No. 2-98409), filed on October 2, 1995.
3 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 18 to Registrant's Registration Statement (File No. 2-98409), filed on February 14, 1996.
4 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 27 to Registrant's Registration Statement (File No. 2-98409), filed on April 28, 2000.
5 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of First Investors Series Fund II, Inc. (File No. 33-46924), filed on October 11, 2000.
6 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 29 to Registrant's Registration Statement (File No. 2-98409), filed on April 27, 2001.
7 Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 30 to Registrant's Registration Statement (File No. 2-98409), filed on April 10, 2002.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           There are no persons controlled by or under common control with the Registrant.

ITEM 25.   INDEMNIFICATION

           ARTICLE XI, SECTIONS 1 AND 2 OF REGISTRANT'S DECLARATION OF TRUST PROVIDE AS FOLLOWS:

           Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           Section 2.

           (a)   Subject to the exceptions and limitations  contained in Section
(b) below:

                 (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words  "claim,"  "action,"  "suit,"  or  "proceeding"
                       shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b)  No  indemnification  shall be provided  hereunder  to a Covered
Person:

                 (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the  event of a  settlement,  unless  there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                       (A)   by  the   court  or  other   body   approving   the
                             settlement; or

                       (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                       (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

            (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

           NUMBER 7 OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENT PROVIDES AS FOLLOWS:

             7. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

           NUMBER  5 OF  THE  REGISTRANT'S  SUBADVISORY  AGREEMENT  PROVIDES  AS
FOLLOWS:

            5. LIABILITY OF THE SUBADVISER. The Subadviser agrees to perform faithfully the services required to be rendered to the Fund and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by the Fund or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to the Fund, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. Nothing in this Agreement shall protect the Subadviser from any liabilities which it may have under the 1933 Act or the 1940 Act.

           ARTICLE VII, NUMBER 1 OF THE REGISTRANT'S CUSTODIAN AGREEMENT WITH THE BANK OF NEW YORK PROVIDES AS FOLLOWS:

            1. Neither the Custodian nor its nominee shall be liable for any loss or damage including counsel fees, resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel to the Fund or of its own counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion.

           NUMBER 5 C OF THE REGISTRANT'S CUSTODIAN AGREEMENT WITH BROWN BROTHERS HARRIMAN & Co. provides as follows:

            C. Except as may otherwise be set forth in this Agreement with respect to particular matters, the Custodian shall be held only to the exercise of reasonable care and diligence in carrying out the provisions of this Agreement, provided that the Custodian shall not thereby be required to take any action which is in contravention of any applicable law. The Fund agrees to indemnify and hold harmless the Custodian and its nominees from all claims and liabilities (including counsel fees) incurred or assessed against it or its nominees in connection with the performance of this Agreement, except such as may arise from its or its nominee's breach of the relevant standard of conduct set forth in this Agreement.

           ARTICLE V, NUMBERS 1 AND 2 OF THE REGISTRANT'S FOREIGN CUSTODY MANAGER AGREEMENT WITH THE BANK OF NEW YORK PROVIDE AS FOLLOWS:

            1. BNY shall not be liable for any costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Fund except to the extent the same arises out of the failure of BNY to exercise the care, prudence and diligence required by Section 2 of Article 11 hereof. In no event shall BNY be liable to the Fund, the Board, or any third party for special, indirect or consequential damages, or for lost profits or loss of business, arising in connection with this Agreement.

            2. The Fund shall indemnify BNY and hold it harmless from and against any and all costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, BNY by reason or as a result of any action or inaction, or arising out of BNY's performance hereunder, provided that the Fund shall not indemnify BNY to the extent any such costs, expenses, damages, liabilities or claims arises out of BNY's failure to exercise the reasonable care, prudence and diligence required by Section 2 of Article 11 hereof.

           NUMBERS 5 AND 6 OF THE REGISTRANT'S TRANSFER AGENT AGREEMENT PROVIDE AS FOLLOWS:

            5. LIMITATIONS ON LIABILITY. ADM shall not be liable for any losses, claims or damages (collectively, "Damages") arising out of or in connection with ADM's performance or failure to perform its duties under this Agreement except to the extent that such Damages arise out of its negligence, reckless disregard of its duties, bad faith or willful misfeasance.

                 6.  INDEMNIFICATION.

                 A) The Fund shall indemnify and hold ADM harmless against any Damages or expenses (including reasonable attorneys fees) incurred in any action, suit or proceeding brought against it by any person other than the Fund, including a Shareholder, based upon ADM's services for the Fund or its Shareholders, if the Damages sought did not result from ADM's negligence, reckless disregard for its duties, bad faith or willful misfeasance.

                 B) The Transfer Agent shall not pay or settle any claim, demand, expense or liability to which it may seek indemnity pursuant to paragraph (A) above an ("Indemnifiable Claim") without the express written consent of the Fund. The Transfer Agent shall notify the Fund promptly of receipt of notification of an Indemnifiable Claim. Unless the Fund notifies the Transfer Agent within 30 days of receipt of Written Notice of such Indemnifiable Claim that the Fund does not intend to defend such Indemnifiable Claim, the Fund shall defend the Transfer Agent for such Indemnifiable Claim. The Fund shall have the right to defend any Indemnifiable Claim at its own expense, such defense to be conducted by counsel selected by the Fund. Further, the Transfer Agent may join the Fund in such defense at the Transfer Agent's own expense, but to the extent that it shall so desire the Fund shall direct such defense. If the Fund shall fail or refuse to defend, pay or settle an Indemnifiable Claim, the Transfer Agent, at the Fund's expense, consistent with the limitation concerning attorney's fees expressed in (A) above, may provide its own defense.

           The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's, officer's, employee's or agent's office.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   (a)  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           First Investors Management Company, Inc. ("FIMCO") is a registered investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Directors/Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

           (b)  BUSINESS AND OTHER CONNECTIONS OF SUBADVISERS

           Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

ITEM 27.   PRINCIPAL UNDERWRITERS

           Not Applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

           Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodians, The Bank of New York, 48 Wall Street, New York, NY 10286, and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

ITEM 29.   MANAGEMENT SERVICES

           Not Applicable.


ITEM 30.   UNDERTAKINGS

           None.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment 32 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 30th day of April 2003.


                                    FIRST INVESTORS LIFE SERIES FUND


                                    By:   /s/ Kathryn S. Head
                                          ------------------------------
                                          Kathryn S. Head*
                                          President and Trustee

      Pursuant to the requirements of the 1933 Act, this Amendment No. 32 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kathryn S. Head            President and Trustee           April 30, 2003
-----------------------------
Kathryn S. Head*

/s/ Joseph I. Benedek          Treasurer and Principal         April 30, 2003
-----------------------------  Accounting Officer
Joseph I. Benedek

/s/ Glenn O. Head              Trustee                         April 30, 2003
-----------------------------
Glenn O. Head

/s/ Robert M. Grohol           Trustee                         April 30, 2003
-----------------------------
Robert M. Grohol*

/s/ Larry R. Lavoie            Trustee                         April 30, 2003
-----------------------------
Larry R. Lavoie

/s/ Rex R. Reed                Trustee                         April 30, 2003
-----------------------------
Rex R. Reed*

/s/ Herbert Rubinstein         Trustee                         April 30, 2003
-----------------------------
Herbert Rubinstein*

/s/ James M. Srygley           Trustee                         April 30, 2003
-----------------------------
James M. Srygley*

/s/ John T. Sullivan           Chairman of the Board           April 30, 2003
-----------------------------  and Trustee
John T. Sullivan*

/s/ Robert F. Wentworth        Trustee                         April 30, 2003
-----------------------------
Robert F. Wentworth*



*  By:  /s/ Larry R. Lavoie
        ------------------------------
        Larry R. Lavoie
        (Attorney-in-Fact)

                                INDEX TO EXHIBITS

Exhibit
Number     Description
------     -----------

23(i)      Opinion and Consent of Counsel

23(j)(i)   Consent of Independent Accountants